UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-04409

Investment Company Act File Number

Eaton Vance Municipals Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

July 31

Date of Fiscal Year End

April 30, 2017

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Arizona Municipal Income Fund

Eaton Vance Connecticut Municipal Income Fund

Eaton Vance Minnesota Municipal Income Fund

Eaton Vance Municipal Opportunities Fund

Eaton Vance New Jersey Municipal Income Fund

Eaton Vance Pennsylvania Municipal Income Fund

Eaton Vance

Arizona Municipal Income Fund

April 30, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 98.1%

Security	Principal Amount (000’s omitted)	Value
Education — 11.0%
Arizona Board of Regents, (Arizona State University), 5.00%, 7/1/36	$1,150	$1,311,126
Arizona Board of Regents, (Arizona State University), 5.00%, 7/1/37	1,000	1,128,910
Arizona Board of Regents, (University of Arizona), 5.00%, 6/1/38	1,500	1,719,135
Glendale Industrial Development Authority, (Midwestern University), 5.00%, 5/15/25	1,500	1,677,000
Northern Arizona University, 5.00%, 6/1/38	1,000	1,127,540

		$6,963,711

Electric Utilities — 7.7%
Pima County Industrial Development Authority, (Tucson Electric Power Co.), 5.25%, 10/1/40	$1,500	$1,638,180
Pinal County Electrical District No. 3, 5.00%, 7/1/33	1,000	1,139,530
Salt River Agricultural Improvement and Power District, 5.00%, 1/1/33	1,000	1,060,570
Salt River Agricultural Improvement and Power District, 5.00%, 1/1/39	1,000	1,060,060

		$4,898,340

Escrowed/Prerefunded — 8.3%
Arizona Board of Regents, (University of Arizona), Prerefunded to 6/1/18, 5.00%, 6/1/33	$1,500	$1,565,550
Arizona Health Facilities Authority, (Banner Health System), Prerefunded to 1/1/18, 5.00%, 1/1/35	2,000	2,056,140
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.625%, 12/1/29	270	300,772
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.75%, 12/1/34	295	329,559
Maricopa County Industrial Development Authority, (Catholic Healthcare West), Prerefunded to 7/1/17, 5.25%, 7/1/32	1,000	1,007,630

		$5,259,651

General Obligations — 7.0%
Chandler Unified School District No. 80, 4.00%, 7/1/33	$225	$237,737
Kyrene Elementary School District No. 28, Maricopa County, 5.50%, 7/1/30	200	240,338
Maricopa County Community College District, Prerefunded to 7/1/19, 3.00%, 7/1/23	785	816,620
Scottsdale Unified School District No. 48, 5.00%, 7/1/31	750	901,072
Tempe, 5.375%, 7/1/21	1,600	1,830,784
Western Maricopa Education Center District No. 402, 4.50%, 7/1/34	350	383,415

		$4,409,966

Hospital — 5.5%
Arizona Health Facilities Authority, (Scottsdale Lincoln Hospitals), 5.00%, 12/1/39	$1,665	$1,839,542

1

Security	Principal Amount (000’s omitted)	Value
Yavapai County Industrial Development Authority, (Yavapai Regional Medical Center), 5.25%, 8/1/33	$500	$547,885
Yuma Industrial Development Authority, (Yuma Regional Medical Center), 5.00%, 8/1/32	985	1,076,290

		$3,463,717

Industrial Development Revenue — 1.4%
Maricopa County Pollution Control Corp., (El Paso Electric Co.), 4.50%, 8/1/42	$850	$870,332

		$870,332

Insured-Electric Utilities — 2.4%
Mesa, Utility System Revenue, (NPFG), 5.00%, 7/1/23	$550	$654,368
Mesa, Utility System Revenue, (NPFG), Escrowed to Maturity, 5.00%, 7/1/23	450	537,718
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	320	338,285

		$1,530,371

Insured-Escrowed/Prerefunded — 2.1%
Glendale, Transportation Excise Tax Revenue, (NPFG), Prerefunded to 7/1/17, 4.50%, 7/1/32	$425	$427,733
Phoenix Civic Improvement Corp., Wastewater System Revenue, (AGM), (NPFG), Prerefunded to 7/1/17, 5.00%, 7/1/37	885	891,505

		$1,319,238

Insured-General Obligations — 9.1%
Apache Junction Unified School District No. 43, (AGM), 5.00%, 7/1/24	$1,200	$1,423,188
Maricopa County Elementary School District No. 3, (AGM), 5.00%, 7/1/25	2,670	3,239,912
Sun City Fire District, (AGM), 4.00%, 1/1/37	1,000	1,073,470

		$5,736,570

Insured-Lease Revenue/Certificates of Participation — 3.3%
Phoenix Civic Improvement Corp., (Civic Plaza), (NPFG), 5.50%, 7/1/41	$1,635	$2,074,962

		$2,074,962

Insured-Special Tax Revenue — 4.1%
Arizona Sports and Tourism Authority, (Multipurpose Stadium Facility), (NPFG), 4.50%, 7/1/24	$915	$919,502
Glendale, Transportation Excise Tax Revenue, (AGM), 5.00%, 7/1/30	1,250	1,430,975
Glendale, Transportation Excise Tax Revenue, (NPFG), 4.50%, 7/1/32	155	155,790
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	630	119,952

		$2,626,219

Insured-Transportation — 4.4%
Pima County, Street and Highway Revenue, (AMBAC), Prerefunded to 7/1/17, 3.25%, 7/1/22	$700	$702,898
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	1,900	2,099,595

		$2,802,493

2

Security	Principal Amount (000’s omitted)	Value
Other Revenue — 1.9%
Salt Verde Financial Corp., Senior Gas Revenue, 5.00%, 12/1/37	$1,000	$1,171,860

		$1,171,860

Senior Living/Life Care — 0.4%
Tempe Industrial Development Authority, (Friendship Village of Tempe), 6.00%, 12/1/32	$230	$243,278

		$243,278

Special Tax Revenue — 17.5%
Arizona Sports and Tourism Authority, (Multipurpose Stadium Facility), 5.00%, 7/1/29	$1,000	$1,084,440
Gilbert Public Facilities Municipal Property Corp., 5.50%, 7/1/27	1,000	1,084,140
Mesa, Excise Tax Revenue, 5.00%, 7/1/32	1,000	1,135,180
Queen Creek, Excise Tax and State Shared Revenue, 5.00%, 8/1/30	1,165	1,376,704
Scottsdale Municipal Property Corp., 5.00%, 7/1/30	2,500	3,007,550
Scottsdale Municipal Property Corp., 5.00%, 7/1/34	1,000	1,220,000
Tempe, Transit Excise Tax Revenue, 5.00%, 7/1/37	1,000	1,128,910
Tempe, Transit Excise Tax Revenue, Prerefunded to 7/1/18, 5.00%, 7/1/33	1,000	1,048,040

		$11,084,964

Transportation — 5.4%
Arizona Transportation Board, Highway Revenue, 5.00%, 7/1/33	$1,000	$1,161,820
Phoenix Civic Improvement Corp., Airport Revenue, (AMT), 5.00%, 7/1/31	2,000	2,235,820

		$3,397,640

Water and Sewer — 6.6%
Central Arizona Water Conservation District, 5.00%, 1/1/35	$1,500	$1,723,875
Gilbert Water Resources Municipal Property Corp., 4.00%, 7/1/36	750	791,850
Phoenix Civic Improvement Corp., Water System Revenue, 5.00%, 7/1/39	1,500	1,691,280

		$4,207,005

Total Tax-Exempt Investments — 98.1% (identified cost $58,026,625)		$62,060,317

Other Assets, Less Liabilities — 1.9%		$1,186,774

Net Assets — 100.0%		$63,247,091

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Arizona municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2017, 25.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.1% to 13.0% of total investments.

3

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Depreciation
Interest Rate Futures
U.S. Long Treasury Bond	35	Short	Jun-17	$(5,318,293)	$(5,353,906)	$(35,613)

						$(35,613)

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

NPFG	-	National Public Finance Guaranty Corp.

At April 30, 2017, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At April 30, 2017, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $35,613.

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$57,928,077

Gross unrealized appreciation	$4,354,791
Gross unrealized depreciation	(222,551)

Net unrealized appreciation	$4,132,240

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

4

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2017, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$62,060,317	$—	$62,060,317
Total Investments	$—	$62,060,317	$—	$62,060,317

Liability Description
Futures Contracts	$(35,613)	$—	$—	$(35,613)
Total	$(35,613)	$—	$—	$(35,613)

The Fund held no investments or other financial instruments as of July 31, 2016 whose fair value was determined using Level 3 inputs. At April 30, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

Connecticut Municipal Income Fund

April 30, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 98.0%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 3.3%
Connecticut, (Revolving Fund), 5.00%, 6/1/24	$1,000	$1,083,420
Connecticut, (Revolving Fund), 5.00%, 6/1/25	1,500	1,625,130

		$2,708,550

Education — 10.9%
Connecticut Health and Educational Facilities Authority, (Brunswick School), 5.00%, 7/1/31	$500	$564,455
Connecticut Health and Educational Facilities Authority, (Brunswick School), 5.00%, 7/1/32	1,125	1,265,929
Connecticut Health and Educational Facilities Authority, (Connecticut College), 5.00%, 7/1/30	1,255	1,404,433
Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/34	205	213,407
Connecticut Health and Educational Facilities Authority, (Fairfield University), 5.00%, 7/1/40	1,500	1,635,795
Connecticut Health and Educational Facilities Authority, (Quinnipiac University), 5.00%, 7/1/34	1,475	1,677,045
Connecticut Health and Educational Facilities Authority, (Sacred Heart University), 5.00%, 7/1/21	1,005	1,111,550
University of Connecticut, 5.00%, 11/15/29	1,000	1,144,270

		$9,016,884

Escrowed/Prerefunded — 5.3%
Connecticut Development Authority, (Alzheimers Resource Center), Prerefunded to 8/15/17, 5.50%, 8/15/27	$1,000	$1,013,660
Connecticut Health and Educational Facilities Authority, (Fairfield University), Prerefunded to 7/1/18, 5.00%, 7/1/34	795	833,287
Connecticut Health and Educational Facilities Authority, (Wesleyan University), Prerefunded to 7/1/20, 5.00%, 7/1/39	2,000	2,236,700
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.625%, 12/1/29	135	150,386
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.75%, 12/1/34	150	167,573

		$4,401,606

General Obligations — 17.1%
East Lyme, 4.00%, 7/15/22	$350	$378,896
East Lyme, 4.00%, 7/15/23	525	565,855
Fairfield, 5.00%, 1/1/23	1,000	1,189,100
Greenwich, 4.00%, 7/15/29	450	497,813
Greenwich, 4.00%, 7/15/30	250	274,075
Greenwich, 4.00%, 7/15/32	400	431,416
North Haven, 5.00%, 7/15/23	1,475	1,761,843
North Haven, 5.00%, 7/15/25	1,490	1,807,683

1

Security	Principal Amount (000’s omitted)	Value
Norwalk, 4.00%, 7/1/26	$1,975	$2,147,319
Redding, 5.50%, 10/15/18	400	426,644
Redding, 5.625%, 10/15/19	650	722,540
Stamford, 4.00%, 7/1/25	370	404,077
University of Connecticut, State General Obligation, 5.00%, 2/15/21	1,315	1,406,182
University of Connecticut, State General Obligation, 5.00%, 2/15/28	875	932,435
Wilton, 5.25%, 7/15/18	535	563,403
Wilton, 5.25%, 7/15/19	535	585,322

		$14,094,603

Hospital — 13.4%
Connecticut Health and Educational Facilities Authority, (Ascension Health), 5.00%, 11/15/40	$1,000	$1,071,040
Connecticut Health and Educational Facilities Authority, (Middlesex Hospital), 5.00%, 7/1/24	1,000	1,110,870
Connecticut Health and Educational Facilities Authority, (Stamford Hospital), 4.00%, 7/1/46	1,000	1,012,230
Connecticut Health and Educational Facilities Authority, (Trinity Health Corp.), 5.00%, 12/1/33	2,015	2,312,817
Connecticut Health and Educational Facilities Authority, (Western Connecticut Health Network), 5.00%, 7/1/29	1,000	1,088,760
Connecticut Health and Educational Facilities Authority, (Yale-New Haven Health), (LOC: JPMorgan Chase Bank, N.A.), 0.88%, 7/1/25(1)	1,600	1,600,000
Connecticut Health and Educational Facilities Authority, (Yale-New Haven Health), 5.00%, 7/1/34	1,520	1,726,431
Connecticut Health and Educational Facilities Authority, (Yale-New Haven Hospital), Prerefunded to 7/1/20, 5.75%, 7/1/34	1,000	1,141,650

		$11,063,798

Industrial Development Revenue — 3.6%
Eastern Connecticut Resource Recovery Authority, (Wheelabrator Lisbon), (AMT), 5.50%, 1/1/20	$2,940	$2,951,878

		$2,951,878

Insured-Education — 12.7%
Connecticut Health and Educational Facilities Authority, (Loomis Chaffee School), (AMBAC), 5.25%, 7/1/30	$1,950	$2,429,349
Connecticut Health and Educational Facilities Authority, (Loomis Chaffee School), (AMBAC), 5.25%, 7/1/31	2,050	2,560,429
Connecticut Health and Educational Facilities Authority, (Sacred Heart University), (AGM), 5.00%, 7/1/28	500	553,525
Connecticut Health and Educational Facilities Authority, (Trinity College), (NPFG), 5.50%, 7/1/21	4,535	4,954,760

		$10,498,063

Insured-Escrowed/Prerefunded — 4.8%
Connecticut Health and Educational Facilities Authority, (Quinnipiac University), (BHAC), (NPFG), Prerefunded to 7/1/18, 5.00%, 7/1/37	$725	$759,916
Connecticut Health and Educational Facilities Authority, (Quinnipiac University), (NPFG), Prerefunded to 7/1/18, 5.75%, 7/1/33	2,000	2,113,820
Connecticut Health and Educational Facilities Authority, (William W. Backus Hospital), (AGM), Prerefunded to 7/1/18, 5.125%, 7/1/35	1,000	1,049,740

		$3,923,476

2

Security	Principal Amount (000’s omitted)	Value
Insured-General Obligations — 8.0%
Bridgeport, (AGM), 4.00%, 8/15/21	$1,075	$1,169,933
Bridgeport, (AGM), 5.00%, 8/15/32	1,270	1,436,154
Connecticut, (AMBAC), 5.25%, 6/1/20	1,000	1,112,270
Hartford, (AGC), 5.00%, 8/15/28	500	537,155
Hartford, (AGC), Prerefunded to 8/15/19, 5.00%, 8/15/28	500	544,380
Hartford, (AGM), 5.00%, 4/1/31	440	477,273
Hartford, (AGM), Prerefunded to 4/1/22, 5.00%, 4/1/31	185	215,201
New Haven, (AGM), 5.00%, 8/1/25	1,000	1,133,140

		$6,625,506

Insured-Special Tax Revenue — 0.2%
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	$1,085	$206,584

		$206,584

Insured-Transportation — 4.6%
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/41	$3,400	$3,757,170

		$3,757,170

Insured-Water and Sewer — 6.5%
South Central Connecticut Regional Water Authority, (NPFG), 5.25%, 8/1/24	$3,420	$4,155,539
South Central Connecticut Regional Water Authority, (NPFG), 5.25%, 8/1/32	1,200	1,244,880

		$5,400,419

Special Tax Revenue — 2.8%
Connecticut, Special Tax Obligation, (Transportation Infrastructure), 5.00%, 1/1/29	$2,000	$2,298,320

		$2,298,320

Student Loan — 0.9%
Connecticut Higher Education Supplemental Loan Authority, (AMT), 4.00%, 11/15/30	$700	$719,152

		$719,152

Water and Sewer — 3.9%
Greater New Haven Water Pollution Control Authority, 5.00%, 8/15/32	$1,000	$1,139,290
Hartford County Metropolitan District, (Clean Water), 5.00%, 4/1/36	1,500	1,686,045
Stamford, (Water Pollution Control System), 5.00%, 9/15/29	200	236,436
Stamford, (Water Pollution Control System), 5.00%, 9/15/30	125	147,148

		$3,208,919

Total Tax-Exempt Investments — 98.0% (identified cost $75,566,736)		$80,874,928

Other Assets, Less Liabilities — 2.0%		$1,646,426

Net Assets — 100.0%		$82,521,354

3

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Connecticut municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2017, 37.6% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.9% to 16.6% of total investments.

(1)	Variable rate demand obligation that may be tendered at par on any day for payment the lesser of 5 business days or 7 calendar days. The stated interest rate, which generally resets weekly, represents the rate in effect at April 30, 2017.

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Depreciation
Interest Rate Futures
U.S. Long Treasury Bond	9	Short	Jun-17	$(1,367,561)	$(1,376,719)	$(9,158)

						$(9,158)

Abbreviations:

AGC	-	Assured Guaranty Corp.
AGM	-	Assured Guaranty Municipal Corp.
AMBAC	-	AMBAC Financial Group, Inc.
AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC	-	Berkshire Hathaway Assurance Corp.
LOC	-	Letter of Credit
NPFG	-	National Public Finance Guaranty Corp.

At April 30, 2017, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At April 30, 2017, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $9,158.

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$75,431,812

Gross unrealized appreciation	$5,560,246
Gross unrealized depreciation	(117,130)

Net unrealized appreciation	$5,443,116

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

4

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2017, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$80,874,928	$—	$80,874,928
Total Investments	$—	$80,874,928	$—	$80,874,928

Liability Description
Futures Contracts	$(9,158)	$—	$—	$(9,158)
Total	$(9,158)	$—	$—	$(9,158)

The Fund held no investments or other financial instruments as of July 31, 2016 whose fair value was determined using Level 3 inputs. At April 30, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

Minnesota Municipal Income Fund

April 30, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 102.3%

Security	Principal Amount (000’s omitted)	Value
Bond Bank — 2.5%
Minnesota Public Facilities Authority, (Revolving Fund), 5.00%, 3/1/29	$2,000	$2,427,720
Minnesota Public Facilities Authority, (Revolving Fund), 5.00%, 3/1/30	1,000	1,204,820

		$3,632,540

Education — 16.9%
Minnesota Higher Education Facilities Authority, (Carleton College), 5.00%, 3/1/29(1)	$2,000	$2,434,560
Minnesota Higher Education Facilities Authority, (Carleton College), 5.00%, 3/1/31(1)	1,000	1,199,160
Minnesota Higher Education Facilities Authority, (Carleton College), 5.00%, 3/1/34(1)	500	589,685
Minnesota Higher Education Facilities Authority, (Carleton College), Prerefunded to 1/1/18, 5.00%, 1/1/28	1,000	1,025,110
Minnesota Higher Education Facilities Authority, (Carleton College), Prerefunded to 3/1/19, 5.00%, 3/1/40	1,500	1,595,145
Minnesota Higher Education Facilities Authority, (College of Saint Benedict), 5.00%, 3/1/37	1,500	1,645,845
Minnesota Higher Education Facilities Authority, (Gustavus Adolphus College), 5.00%, 10/1/31	1,000	1,073,240
Minnesota Higher Education Facilities Authority, (Macalester College), 5.00%, 3/1/27	500	587,990
Minnesota Higher Education Facilities Authority, (Macalester College), 5.00%, 3/1/28	1,010	1,177,690
Minnesota Higher Education Facilities Authority, (St. Catherine University), 5.00%, 10/1/26	280	312,928
Minnesota Higher Education Facilities Authority, (St. Catherine University), 5.00%, 10/1/27	310	344,925
Minnesota Higher Education Facilities Authority, (St. Catherine University), 5.00%, 10/1/32	560	612,450
Minnesota Higher Education Facilities Authority, (St. Olaf College), 4.00%, 10/1/35	500	523,185
Minnesota Higher Education Facilities Authority, (St. Olaf College), 5.00%, 12/1/29	1,815	2,111,335
Minnesota Higher Education Facilities Authority, (University of St. Thomas), 5.00%, 4/1/35	750	843,532
Minnesota Higher Education Facilities Authority, (University of St. Thomas), 5.00%, 10/1/39	1,000	1,076,760
Minnesota State Colleges and Universities, 5.00%, 10/1/28	1,375	1,548,511
Minnesota State Colleges and Universities, 5.00%, 10/1/30	1,455	1,644,383
University of Minnesota, 5.00%, 4/1/27	500	613,910
University of Minnesota, 5.00%, 8/1/27	625	752,463
University of Minnesota, 5.00%, 12/1/36	500	558,260
University of Minnesota, 5.00%, 4/1/41	1,000	1,157,260
University of Minnesota, 5.125%, 4/1/34	1,000	1,073,920

		$24,502,247

Electric Utilities — 7.1%
Central Minnesota Municipal Power Agency, 5.00%, 1/1/32	$2,100	$2,320,437
Chaska, Electric System Revenue, 5.00%, 10/1/30	550	635,552
Hutchinson, Public Utility Revenue, 5.00%, 12/1/26	350	401,023
Minnesota Municipal Power Agency, 4.75%, 10/1/32	500	506,590
Minnesota Municipal Power Agency, 5.00%, 10/1/33	250	282,168
Minnesota Municipal Power Agency, 5.00%, 10/1/34	250	280,930
Minnesota Municipal Power Agency, 5.00%, 10/1/35	200	223,900
Northern Municipal Power Agency, 5.00%, 1/1/31	670	772,765
Rochester, Electric Utility Revenue, 5.00%, 12/1/29	700	839,538
Rochester, Electric Utility Revenue, 5.00%, 12/1/30	700	836,542
Rochester, Electric Utility Revenue, 5.00%, 12/1/42	820	943,984

1

Security	Principal Amount (000’s omitted)	Value
Western Minnesota Municipal Power Agency, 5.00%, 1/1/34	$1,000	$1,123,990
Western Minnesota Municipal Power Agency, 5.00%, 1/1/36	900	1,027,692

		$10,195,111

Escrowed/Prerefunded — 8.7%
Douglas County, (Douglas County Hospital), Prerefunded to 7/1/18, 6.25%, 7/1/38	$355	$377,145
Douglas County, (Douglas County Hospital), Prerefunded to 7/1/18, 6.25%, 7/1/38	645	685,235
Duluth, Prerefunded to 2/1/18, 5.00%, 2/1/34	2,000	2,062,660
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.625%, 12/1/29	270	300,772
Guam, Limited Obligation Bonds, Prerefunded to 12/1/19, 5.75%, 12/1/34	295	329,559
Hennepin County, Sales Tax Revenue, Prerefunded to 12/15/17, 4.75%, 12/15/33	2,000	2,050,140
Hennepin County, Sales Tax Revenue, Prerefunded to 12/15/17, 4.75%, 12/15/37	2,000	2,050,140
Minneapolis, (National Marrow Donor Program), Prerefunded to 8/1/18, 4.875%, 8/1/25	1,000	1,049,050
Minnesota, (Public Safety Radio Communications System), Prerefunded to 6/1/19, 5.00%, 6/1/22	485	524,770
St. Cloud, (CentraCare Health System), Prerefunded to 5/1/20, 5.125%, 5/1/30	935	1,044,002
St. Louis Park, (Park Nicollet Health Services), Prerefunded to 7/1/18, 5.75%, 7/1/30	1,000	1,056,180
St. Louis Park, (Park Nicollet Health Services), Prerefunded to 7/1/19, 5.75%, 7/1/39	1,000	1,100,560

		$12,630,213

General Obligations — 31.6%
Buffalo-Hanover-Montrose Independent School District No. 877, 4.00%, 2/1/24	$2,000	$2,197,800
Burnsville-Eagan-Savage Independent School District No. 191, 4.75%, 2/1/29	1,000	1,027,660
Centennial Independent School District No. 12, Circle Pines, 0.00%, 2/1/28	1,000	732,890
Centennial Independent School District No. 12, Circle Pines, 0.00%, 2/1/35	350	180,723
Chaska Independent School District No. 112, 4.00%, 2/1/23	2,000	2,239,320
Cloquet Independent School District No. 94, 5.00%, 2/1/30	1,000	1,156,190
Dakota County Community Development Agency, (Senior Housing Facilities), 5.125%, 1/1/35	500	503,560
Duluth, 5.00%, 2/1/31	1,000	1,176,580
Duluth, 5.00%, 2/1/34	1,000	1,158,000
Elk River Area Independent School District No. 728, 4.00%, 2/1/32	2,000	2,126,480
Fairmont Independent School District No. 2752, 5.00%, 2/1/34	2,000	2,131,300
Hennepin County, 5.00%, 12/1/41	2,000	2,331,200
Hennepin County Regional Railroad Authority, 4.00%, 12/1/29	1,500	1,598,970
Hopkins Independent School District No. 270, 4.00%, 2/1/25	1,250	1,399,137
Jordan Independent School District No. 717, 5.00%, 2/1/35	1,000	1,168,100
Mahtomedi Independent School District No. 832, 5.00%, 2/1/31	1,000	1,159,980
Minneapolis - St. Paul Metropolitan Council, 5.00%, 3/1/24	2,500	3,045,150
Minnesota, 5.00%, 8/1/32	2,000	2,362,740
Minnesota, Prerefunded to 6/1/18, 5.00%, 6/1/21	1,155	1,206,386
Minnesota, Prerefunded to 8/1/19, 5.00%, 8/1/22	1,000	1,087,400
Minnesota, Prerefunded to 10/1/21, 5.00%, 10/1/27	30	34,527
Ramsey County, 4.00%, 2/1/24	500	545,935
Rosemount-Apple Valley-Eagan Independent School District No. 196, 4.00%, 2/1/28	2,000	2,252,040
Sartell-St. Stephen Independent School District No. 748, 0.00%, 2/1/32	1,350	840,469
Sartell-St. Stephen Independent School District No. 748, 0.00%, 2/1/37	1,500	682,500
Sartell-St. Stephen Independent School District No. 748, 0.00%, 2/1/38	1,000	459,570
Sartell-St. Stephen Independent School District No. 748, 0.00%, 2/1/39	500	221,090
Shakopee Independent School District No. 720, 5.00%, 2/1/21	1,000	1,134,070
Spring Lake Park Independent School District No. 16, 4.00%, 2/1/29	1,075	1,189,864
St. Paul, 5.00%, 12/1/27	750	928,185
St. Paul Independent School District No. 625, 4.00%, 2/1/25	1,000	1,084,600
Waconia Independent School District No. 110, 5.00%, 2/1/37	1,250	1,414,450
Waseca Independent School District No. 829, 4.00%, 2/1/26	1,245	1,417,619

2

Security	Principal Amount (000’s omitted)	Value
Waseca Independent School District No. 829, 4.00%, 2/1/28	$1,575	$1,731,760
Washington County, 3.50%, 2/1/28	1,000	1,003,250
Zumbrota-Mazeppa Independent School District No. 2805, 4.50%, 2/1/28	750	769,163

		$45,698,658

Hospital — 13.1%
Minneapolis and St. Paul Housing and Redevelopment Authority, (Allina Health System), 5.00%, 11/15/29	$915	$1,091,000
Minneapolis and St. Paul Housing and Redevelopment Authority, (Allina Health System), (LOC: JPMorgan Chase Bank, N.A.), 0.87%, 11/15/35(2)	3,000	3,000,000
Minneapolis and St. Paul Housing and Redevelopment Authority, (Children’s Health Care), 5.25%, 8/15/35	1,000	1,093,120
Minneapolis, (Fairview Health Services), 5.00%, 11/15/44	2,000	2,221,500
Rochester, (Mayo Clinic), 5.00%, 11/15/33	1,000	1,241,540
Rochester, (Mayo Clinic), 5.00%, 11/15/38	1,000	1,081,770
Rochester, (Olmsted Medical Center), 5.875%, 7/1/30	1,500	1,663,230
St. Cloud, (CentraCare Health System), 5.00%, 5/1/46	2,650	2,961,375
St. Cloud, (CentraCare Health System), 5.125%, 5/1/30	65	70,651
St. Paul Housing and Redevelopment Authority, (Allina Health Systems), 5.25%, 11/15/29	1,000	1,098,320
St. Paul Housing and Redevelopment Authority, (HealthPartners Obligated Group), 5.00%, 7/1/30	1,000	1,147,910
St. Paul Housing and Redevelopment Authority, (HealthPartners Obligated Group), 5.00%, 7/1/32	1,995	2,260,634

		$18,931,050

Housing — 2.0%
Minnesota Housing Finance Agency, (AMT), 5.25%, 7/1/33	$300	$300,675
Minnesota Housing Finance Agency, (FHLMC), (FNMA), (GNMA), 3.15%, 1/1/37	1,060	1,000,301
Minnetonka, MFMR, (Archer Heights Apartments), (AMT), 6.00%, 1/20/27	1,595	1,598,493

		$2,899,469

Insured-Electric Utilities — 7.0%
Northern Municipal Power Agency, (AGC), 5.00%, 1/1/21	$1,000	$1,026,140
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/32	1,150	1,206,511
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	305	317,725
Southern Minnesota Municipal Power Agency, (NPFG), 0.00%, 1/1/25	9,000	7,497,000

		$10,047,376

Insured-Escrowed/Prerefunded — 0.4%
St. Cloud, (CentraCare Health System), (AGC), Prerefunded to 5/1/19, 5.50%, 5/1/39	$500	$544,175

		$544,175

Insured-General Obligations — 1.4%
Alexandria Independent School District No. 206, (AGM), 5.00%, 2/1/27	$700	$720,685
Cambridge Independent School District No. 911, (NPFG), 0.00%, 2/1/29	2,245	1,265,282

		$1,985,967

Insured-Hospital — 2.0%
Minneapolis and St. Paul Housing and Redevelopment Authority, (Children’s Hospitals and Clinics), (AGM), 5.00%, 8/15/34	$750	$809,212
Minnesota Agricultural and Economic Development Board, (Essentia Health Obligated Group), (AGC), 5.00%, 2/15/37	2,000	2,036,920

		$2,846,132

3

Security	Principal Amount (000’s omitted)	Value
Insured-Special Tax Revenue — 1.4%
St. Paul, Sales Tax Revenue, (XLCA), Prerefunded to 11/1/17, 5.00%, 11/1/30	$2,000	$2,042,280

		$2,042,280

Lease Revenue/Certificates of Participation — 2.6%
Anoka-Hennepin Independent School District No. 11, 5.00%, 2/1/34	$1,000	$1,113,710
Minneapolis Special School District No. 1, 5.00%, 2/1/20	505	556,439
Minnesota, 5.00%, 6/1/29	1,335	1,545,423
Minnetonka Independent School District No. 276, 5.00%, 3/1/29	560	593,762

		$3,809,334

Other Revenue — 0.9%
Center City, (Hazelden Betty Ford Foundation), 5.00%, 11/1/27	$400	$454,908
Center City, (Hazelden Betty Ford Foundation), 5.00%, 11/1/29	300	335,397
Minneapolis, (YMCA of the Greater Twin Cities), 4.00%, 6/1/29	160	168,744
Minneapolis, (YMCA of the Greater Twin Cities), 4.00%, 6/1/30	250	263,393
Minneapolis, (YMCA of the Greater Twin Cities), 4.00%, 6/1/31	100	104,577

		$1,327,019

Senior Living/Life Care — 2.3%
North Oaks, (Waverly Gardens), 4.00%, 10/1/25	$1,600	$1,636,176
North Oaks, (Waverly Gardens), 4.00%, 10/1/26	1,680	1,700,378

		$3,336,554

Transportation — 2.4%
Minneapolis - St. Paul Metropolitan Airports Commission, 5.00%, 1/1/27	$1,000	$1,231,020
Minneapolis - St. Paul Metropolitan Airports Commission, Series 2010A, 5.00%, 1/1/35	1,000	1,086,470
Minneapolis - St. Paul Metropolitan Airports Commission, Series 2014A, 5.00%, 1/1/35	1,000	1,133,060

		$3,450,550

Total Tax-Exempt Investments — 102.3% (identified cost $143,283,727)		$147,878,675

Other Assets, Less Liabilities — (2.3)%		$(3,297,097)

Net Assets — 100.0%		$144,581,578

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Minnesota municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2017, 11.8% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.0% to 7.0% of total investments.

(1)	When-issued security.

(2)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, represents the rate in effect at April 30, 2017.

4

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Depreciation
Interest Rate Futures
U.S. Long Treasury Bond	31	Short	Jun-17	$ (4,710,488)	$(4,742,031)	$(31,543)

						$(31,543)

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

FHLMC	-	Federal Home Loan Mortgage Corp.

FNMA	-	Federal National Mortgage Association

GNMA	-	Government National Mortgage Association

LOC	-	Letter of Credit

MFMR	-	Multi-Family Mortgage Revenue

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

At April 30, 2017, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At April 30, 2017, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $31,543.

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$143,118,550

Gross unrealized appreciation	$5,975,226
Gross unrealized depreciation	(1,215,101)

Net unrealized appreciation	$4,760,125

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

5

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2017, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Investments	$—	$147,878,675	$—	$147,878,675
Total Investments	$—	$147,878,675	$—	$147,878,675

Liability Description
Futures Contracts	$(31,543)	$—	$—	$(31,543)
Total	$(31,543)	$—	$—	$(31,543)

The Fund held no investments or other financial instruments as of July 31, 2016 whose fair value was determined using Level 3 inputs. At April 30, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

6

Eaton Vance

New Jersey Municipal Income Fund

April 30, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 96.1%

Security	Principal Amount (000’s omitted)	Value
Education — 8.8%
New Jersey Educational Facilities Authority, (Montclair State University), 5.00%, 7/1/30	$1,765	$2,019,460
New Jersey Educational Facilities Authority, (Princeton University), 5.00%, 7/1/26	2,200	2,657,050
New Jersey Educational Facilities Authority, (Stevens Institute of Technology), 5.00%, 7/1/27	3,575	3,600,955
New Jersey Educational Facilities Authority, (Stevens Institute of Technology), 5.00%, 7/1/34	880	886,389
New Jersey Educational Facilities Authority, (University of Medicine and Dentistry), Prerefunded to 6/1/19, 7.50%, 12/1/32	2,565	2,908,171
New Jersey Institute of Technology, 5.00%, 7/1/32	1,410	1,574,265

		$13,646,290

Escrowed/Prerefunded — 2.3%
New Jersey Economic Development Authority, (School Facilities Construction), Prerefunded to 6/15/19, 5.25%, 12/15/33	$165	$179,766
New Jersey Health Care Facilities Financing Authority, (Chilton Memorial Hospital), Prerefunded to 7/1/19, 5.50%, 7/1/29	1,135	1,242,791
New Jersey Health Care Facilities Financing Authority, (Chilton Memorial Hospital), Prerefunded to 7/1/19, 5.75%, 7/1/39	1,135	1,248,874
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), Prerefunded to 10/1/18, 5.25%, 10/1/38	915	971,492

		$3,642,923

General Obligations — 2.3%
Bergen County Improvement Authority, 5.00%, 2/15/26	$1,000	$1,196,780
Monroe Township Board of Education, Middlesex County, 4.00%, 8/1/23	1,000	1,107,990
Morris County Improvement Authority, (Lincoln Park), 4.00%, 3/15/26	465	536,717
Morris County Improvement Authority, (Lincoln Park), 4.00%, 3/15/27	700	797,727

		$3,639,214

Hospital — 12.3%
Camden County Improvement Authority, (Cooper Health System), 5.75%, 2/15/42	$1,100	$1,223,288
New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), 4.00%, 7/1/41	1,500	1,521,600
New Jersey Health Care Facilities Financing Authority, (AHS Hospital Corp.), 5.00%, 7/1/27	175	182,240
New Jersey Health Care Facilities Financing Authority, (Inspira Health Obligated Group), 4.00%, 7/1/41	825	818,639
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/32	1,415	1,610,029
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/39	2,750	3,043,893
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.00%, 7/1/32	1,000	1,122,030
New Jersey Health Care Facilities Financing Authority, (Robert Wood Johnson University Hospital), 5.00%, 7/1/33	1,155	1,291,221

1

Security	Principal Amount (000’s omitted)	Value
New Jersey Health Care Facilities Financing Authority, (RWJ Barnabas Health Obligated Group), 5.00%, 7/1/31	$3,000	$3,441,690
New Jersey Health Care Facilities Financing Authority, (Trinitas Regional Medical Center Obligated Group), 5.00%, 7/1/28	1,000	1,139,540
New Jersey Health Care Facilities Financing Authority, (Trinitas Regional Medical Center Obligated Group), 5.00%, 7/1/29	500	565,320
New Jersey Health Care Facilities Financing Authority, (Virtua Health), 5.75%, 7/1/33	3,000	3,264,330

		$19,223,820

Housing — 0.6%
New Jersey Housing and Mortgage Finance Agency, (Single Family Housing), (AMT), 4.95%, 10/1/32	$900	$900,972

		$900,972

Industrial Development Revenue — 4.9%
New Jersey Economic Development Authority, (Continental Airlines), (AMT), 5.50%, 6/1/33	$1,875	$2,053,275
New Jersey Economic Development Authority, (Continental Airlines), Series 2000A, (AMT), 5.625%, 11/15/30	255	283,496
New Jersey Economic Development Authority, (Continental Airlines), Series 2000B, (AMT), 5.625%, 11/15/30	430	478,053
New Jersey Economic Development Authority, (New Jersey-American Water Co., Inc.), (AMT), 5.70%, 10/1/39	4,370	4,760,809

		$7,575,633

Insured – Electric Utilities — 2.6%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$3,935	$4,107,392

		$4,107,392

Insured – Escrowed/Prerefunded — 2.0%
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), Prerefunded to 12/15/18, 5.50%, 12/15/34	$650	$698,211
New Jersey Economic Development Authority, (School Facilities Construction), (AGC), Prerefunded to 12/15/18, 5.50%, 12/15/34	1,290	1,385,679
South Jersey Port Corp., (Marine Terminal), (AGC), Prerefunded to 1/1/19, 5.75%, 1/1/34	900	972,234

		$3,056,124

Insured – General Obligations — 9.5%
Bayonne, (AGM), 5.00%, 8/1/25	$615	$720,134
Bayonne, (AGM), 5.00%, 8/1/26	865	999,006
Egg Harbor Township, (BAM), 5.00%, 2/1/25	1,105	1,309,823
Hudson County Improvement Authority, (Harrison Parking), (AGC), 5.25%, 1/1/39	2,785	2,954,662
Irvington Township, (AGM), 0.00%, 7/15/22	2,500	2,181,750
Irvington Township, (AGM), 0.00%, 7/15/23	5,075	4,272,693
Lakewood Township, (BAM), 4.00%, 11/1/26	250	281,633
Lakewood Township, (BAM), 4.00%, 11/1/27	120	134,557
Paterson, (BAM), 5.00%, 1/15/26	1,305	1,440,198
Trenton, (BAM), 5.00%, 12/1/26	500	580,845

		$14,875,301

Insured – Hospital — 2.6%
New Jersey Economic Development Authority, (Hillcrest Health Services), (AMBAC), 0.00%, 1/1/19	$4,100	$3,985,036

		$3,985,036

2

Security	Principal Amount (000’s omitted)	Value
Insured – Industrial Development Revenue — 3.8%
New Jersey Economic Development Authority, (United Water New Jersey, Inc.), (AMBAC), (AMT), 4.875%, 11/1/25	$5,685	$5,847,364

		$5,847,364

Insured – Special Tax Revenue — 11.3%
Garden State Preservation Trust, (AGM), 0.00%, 11/1/24	$6,455	$5,173,812
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (NPFG), 5.25%, 7/1/26	2,000	2,321,100
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/26	10,345	7,380,226
New Jersey Economic Development Authority, (Motor Vehicle Surcharges), (XLCA), 0.00%, 7/1/27	3,590	2,442,815
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,650	332,492

		$17,650,445

Insured – Student Loan — 1.9%
New Jersey Higher Education Student Assistance Authority, (AGC), (AMT), 6.125%, 6/1/30	$2,860	$2,961,187

		$2,961,187

Insured – Transportation — 2.0%
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.00%, 1/1/31	$2,015	$2,202,838
South Jersey Transportation Authority, (AGC), 5.50%, 11/1/33	850	922,386

		$3,125,224

Lease Revenue/Certificates of Participation — 4.3%
New Jersey Economic Development Authority, (School Facilities Construction), 5.25%, 12/15/33	$1,540	$1,565,980
New Jersey Economic Development Authority, (School Facilities Construction), Prerefunded to 6/15/19, 5.25%, 12/15/33	795	866,145
New Jersey Economic Development Authority, (School Facilities Construction), Prerefunded to 9/1/19, 5.00%, 9/1/34	1,000	1,089,890
New Jersey Health Care Facilities Financing Authority, (Hospital Asset Transformation Program), 5.25%, 10/1/38	3,190	3,212,904

		$6,734,919

Other Revenue — 1.6%
New Jersey Economic Development Authority, (The Seeing Eye, Inc.), 5.00%, 6/1/32	$2,250	$2,508,187

		$2,508,187

Senior Living/Life Care — 4.9%
New Jersey Economic Development Authority, (Cranes Mill, Inc.), 5.875%, 7/1/28	$1,345	$1,372,492
New Jersey Economic Development Authority, (Cranes Mill, Inc.), 6.00%, 7/1/38	2,230	2,266,683
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 5.00%, 7/1/29	1,250	1,350,313
New Jersey Economic Development Authority, (United Methodist Homes of New Jersey), 5.00%, 7/1/34	2,450	2,573,161

		$7,562,649

Special Tax Revenue — 0.5%
New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/27	$300	$300,801
New Jersey Economic Development Authority, (Newark Downtown District Management Corp.), 5.125%, 6/15/37	525	525,945

		$826,746

3

Security	Principal Amount (000’s omitted)	Value
Student Loan — 3.7%
New Jersey Higher Education Student Assistance Authority, (AMT), 2.005%, 6/1/36(1)	$3,835	$3,793,544
New Jersey Higher Education Student Assistance Authority, (AMT), 3.25%, 12/1/29	2,000	1,908,420

		$5,701,964

Transportation — 11.9%
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/28	$2,000	$2,312,220
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AMT), 5.375%, 1/1/43	275	305,805
New Jersey Transportation Trust Fund Authority, 5.00%, 6/15/29	2,000	2,046,760
New Jersey Transportation Trust Fund Authority, (Transportation System), 5.875%, 12/15/38	2,500	2,635,150
New Jersey Turnpike Authority, 5.00%, 1/1/30	1,215	1,372,270
New Jersey Turnpike Authority, 5.00%, 1/1/45	2,780	3,078,127
Port Authority of New York and New Jersey, (AMT), 5.00%, 10/15/34	5,000	5,690,450
South Jersey Transportation Authority, 5.00%, 11/1/31	1,000	1,106,630

		$18,547,412

Water and Sewer — 2.3%
New Jersey Economic Development Authority, (Atlantic City Sewerage Co.), (AMT), 5.45%, 4/1/28	$3,510	$3,520,003

		$3,520,003

Total Tax-Exempt Municipal Securities — 96.1% (identified cost $140,528,281)		$149,638,805

Taxable Municipal Securities — 2.9%

Security	Principal Amount (000’s omitted)	Value
Transportation — 2.9%
New Jersey Transportation Trust Fund Authority, 5.754%, 12/15/28(2)	$4,250	$4,487,703

Total Taxable Municipal Securities — 2.9% (identified cost $4,645,683)		$4,487,703

Total Investments — 99.0% (identified cost $145,173,964)		$154,126,508

Other Assets, Less Liabilities — 1.0%		$1,572,906

Net Assets — 100.0%		$155,699,414

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by New Jersey municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2017, 36.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.4% to 10.1% of total investments.

(1)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2017.

4

(2)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund did not have any open financial instruments at April 30, 2017.

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$144,909,633

Gross unrealized appreciation	$9,865,308
Gross unrealized depreciation	(648,433)

Net unrealized appreciation	$9,216,875

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2017, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$149,638,805	$—	$149,638,805
Taxable Municipal Securities	—	4,487,703	—	4,487,703
Total Investments	$—	$154,126,508	$—	$154,126,508

The Fund held no investments or other financial instruments as of July 31, 2016 whose fair value was determined using Level 3 inputs. At April 30, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Eaton Vance

Pennsylvania Municipal Income Fund

April 30, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 101.5%

Security	Principal Amount (000’s omitted)	Value
Cogeneration — 0.3%
Northampton County Industrial Development Authority, (Northampton Generating), 5.00%, 12/31/23(1)	$1,323	$527,521

		$527,521

Education — 15.4%
Allegheny County Higher Education Building Authority, (Duquesne University), 5.00%, 3/1/28	$1,250	$1,466,000
Bucks County Industrial Development Authority, (George School), 5.00%, 9/15/34	1,000	1,065,770
Cumberland County Municipal Authority, (Dickinson College), 5.00%, 5/1/30	775	899,442
Cumberland County Municipal Authority, (Dickinson College), 5.00%, 5/1/31	1,145	1,319,716
Cumberland County Municipal Authority, (Dickinson College), 5.00%, 11/1/37	1,000	1,102,980
Delaware County Authority, (Villanova University), 4.00%, 8/1/45	2,430	2,477,895
Northampton County General Purpose Authority, (Lafayette College), 5.00%, 11/1/34	3,000	3,157,170
Northeastern Pennsylvania Hospital and Education Authority, (Wilkes University), 5.00%, 3/1/24	1,055	1,187,856
Pennsylvania Higher Educational Facilities Authority, (Bryn Mawr College), 5.00%, 12/1/26	255	304,220
Pennsylvania Higher Educational Facilities Authority, (Drexel University), 4.00%, 5/1/36	4,000	4,106,640
Pennsylvania State University, 5.00%, 9/1/34	1,585	1,852,786
Philadelphia Authority for Industrial Development, (Temple University), 5.00%, 4/1/30	2,500	2,881,725
State Public School Building Authority, (Northampton County Area Community College), 5.50%, 3/1/31	2,645	2,967,399
Union County Higher Educational Facilities Financing Authority, (Bucknell University), 5.00%, 4/1/37	2,000	2,252,060
Washington County Industrial Development Authority, (Washington and Jefferson College), 5.25%, 11/1/30	2,300	2,512,980
Wilkes-Barre Finance Authority, (University of Scranton), 5.00%, 11/1/35	2,500	2,738,600

		$32,293,239

Escrowed/Prerefunded — 7.5%
Chester County, Prerefunded to 7/15/19, 5.00%, 7/15/27	$790	$858,185
Chester County, Prerefunded to 7/15/19, 5.00%, 7/15/28	325	353,051
Dauphin County General Authority, (Pinnacle Health System), Prerefunded to 6/1/19, 6.00%, 6/1/29	2,015	2,220,490
Montgomery County, Prerefunded to 6/1/19, 4.375%, 12/1/31	1,840	1,965,966
Montgomery County, Prerefunded to 6/1/19, 4.375%, 12/1/31	160	170,953
Northampton County General Purpose Authority, (Lehigh University), Prerefunded to 5/15/19, 5.00%, 11/15/39	1,500	1,620,660
Pennsylvania Turnpike Commission, Prerefunded to 6/1/18, 5.25%, 6/1/36	4,000	4,190,600
Philadelphia, Water and Wastewater Revenue, Prerefunded to 1/1/19, 5.25%, 1/1/32	50	53,555
University of Pittsburgh, Prerefunded to 9/15/19, 5.25%, 9/15/29	1,500	1,647,000
University of Pittsburgh, Prerefunded to 9/15/19, 5.25%, 9/15/30	2,500	2,745,000

		$15,825,460

General Obligations — 4.8%
Boyertown Area School District, 5.00%, 10/1/38	$1,000	$1,109,020

1

Security	Principal Amount (000’s omitted)	Value
Chartiers Valley School District, 5.00%, 10/15/35	$1,000	$1,126,400
Chester County, 5.00%, 7/15/27	210	227,691
Chester County, 5.00%, 7/15/28	85	92,121
Delaware Valley Regional Finance Authority, 5.75%, 7/1/32	4,500	5,569,515
Hatboro-Horsham School District, 5.00%, 9/15/27	1,100	1,282,512
Owen J. Roberts School District, 5.00%, 5/15/28	535	621,488

		$10,028,747

Hospital — 11.6%
Allegheny County Hospital Development Authority, (University of Pittsburgh Medical Center), 5.50%, 8/15/34	$3,000	$3,240,840
Centre County Hospital Authority, (Mount Nittany Medical Center), 5.00%, 11/15/30	505	582,805
Chester County Health and Education Facilities Authority, (Jefferson Health System), 5.00%, 5/15/40	2,940	3,151,651
Dauphin County General Authority, (Pinnacle Health System), 6.00%, 6/1/29	2,205	2,414,343
Franklin County Industrial Development Authority, (The Chambersburg Hospital), 5.375%, 7/1/42	1,000	1,085,600
Indiana County Hospital Authority, (Indiana Regional Medical Center), 6.00%, 6/1/39	1,245	1,358,220
Lancaster County Hospital Authority, (University of Pennsylvania Health System), 5.00%, 8/15/36	650	731,172
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 4.00%, 7/1/33	2,700	2,746,629
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 4.00%, 7/1/35	950	963,091
Lycoming County Authority, (Susquehanna Health System), 5.75%, 7/1/39	3,250	3,532,002
Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 5.00%, 5/15/31	2,550	2,744,438
Philadelphia Hospitals and Higher Education Facilities Authority, (Children’s Hospital of Philadelphia), 5.00%, 7/1/28	190	212,112
South Fork Municipal Authority, (Conemaugh Health System), Prerefunded to 7/1/20, 5.50%, 7/1/29	1,500	1,698,810

		$24,461,713

Housing — 0.4%
Pennsylvania Higher Educational Facilities Authority, (University Properties, Inc.), 5.00%, 7/1/35	$750	$798,923

		$798,923

Industrial Development Revenue — 1.1%
Luzerne County Industrial Development Authority, (Pennsylvania-American Water Co.), 5.50%, 12/1/39	$1,200	$1,307,124
Pennsylvania Economic Development Financing Authority, (Pennsylvania-American Water Co.), 6.20%, 4/1/39	1,000	1,085,710

		$2,392,834

Insured – Electric Utilities — 0.9%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$1,475	$1,539,620
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/35	340	354,185

		$1,893,805

Insured – Escrowed/Prerefunded — 21.0%
Bethlehem Area School District, (AGM), Prerefunded to 1/15/20, 5.25%, 1/15/25	$1,885	$2,090,220
Bethlehem Area School District, (AGM), Prerefunded to 1/15/20, 5.25%, 1/15/26	940	1,042,338
Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/19	2,500	2,441,475
Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/20	2,625	2,521,890
Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/21	2,625	2,473,721
Erie School District, (NPFG), Escrowed to Maturity, 0.00%, 5/1/22	3,625	3,336,486

2

Security	Principal Amount (000’s omitted)	Value
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), (AGM), Prerefunded to 7/1/18, 5.00%, 7/1/35	$6,930	$7,323,901
Lycoming County Authority, (Pennsylvania College of Technology), (AGC), Prerefunded to 4/1/18, 5.50%, 10/1/37	3,000	3,128,370
McKeesport Area School District, (AMBAC), Escrowed to Maturity, 0.00%, 10/1/25	2,320	1,914,232
Pennsylvania Higher Educational Facilities Authority, (University of Sciences in Philadelphia), (AGC), Prerefunded to 11/1/18, 5.00%, 11/1/32	2,765	2,931,702
State Public School Building Authority, (Harrisburg School District), (AGC), Prerefunded to 5/15/19, 4.75%, 11/15/33	2,000	2,149,520
State Public School Building Authority, (Harrisburg School District), (AGC), Prerefunded to 5/15/19, 5.00%, 11/15/33	1,335	1,441,546
State Public School Building Authority, (Harrisburg School District), (AGC), Prerefunded to 5/15/19, 5.00%, 11/15/33	335	361,877
State Public School Building Authority, (Harrisburg School District), (AGC), Prerefunded to 5/15/19, 5.00%, 11/15/33	330	356,337
Westmoreland County Municipal Authority, Series A, (FGIC), Escrowed to Maturity, 0.00%, 8/15/20	5,780	5,524,698
Westmoreland County Municipal Authority, Series C, (FGIC), Escrowed to Maturity, 0.00%, 8/15/20	5,400	5,161,482

		$44,199,795

Insured – General Obligations — 11.2%
Beaver County, (AGM), Prerefunded to 11/15/17, 5.55%, 11/15/31	$105	$107,718
Bethlehem Area School District, (BAM), 5.00%, 8/1/32	1,500	1,693,350
Cambria County, (BAM), 5.00%, 8/1/30	3,320	3,761,261
Coatesville Area School District, (AGM), 5.00%, 8/1/25	300	355,680
Elizabeth Forward School District, (NPFG), 0.00%, 9/1/21	2,170	1,981,666
Elizabeth Forward School District, (NPFG), 0.00%, 9/1/22	2,170	1,921,296
Elizabeth Forward School District, (NPFG), 0.00%, 9/1/23	2,170	1,860,450
Hazelton School District, (NPFG), 0.00%, 3/1/21	4,000	3,704,960
Hopewell School District, (AGM), 0.00%, 9/1/22	1,000	886,800
Hopewell School District, (AGM), 0.00%, 9/1/26	1,000	773,490
Lake-Lehman School District, (NPFG), 0.00%, 4/1/26	1,315	1,031,907
Luzerne County, (AGM), 5.00%, 11/15/29	1,000	1,110,660
McKeesport Area School District, (AGM), 5.00%, 3/1/38	60	65,791
McKeesport Area School District, (AMBAC), 0.00%, 10/1/25	1,100	842,545
Montour School District, (AGM), 5.00%, 4/1/32	1,000	1,133,560
Montour School District, (AGM), 5.00%, 4/1/33	1,960	2,212,507

		$23,443,641

Insured – Hospital — 1.2%
Allegheny County Hospital Development Authority, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$2,000	$2,498,080

		$2,498,080

Insured – Lease Revenue/Certificates of Participation — 5.9%
Commonwealth Financing Authority, (AGC), 5.00%, 6/1/31	$1,000	$1,065,570
State Public School Building Authority, (Philadelphia School District), (AGM), 5.50%, 6/1/28(2)	6,250	7,497,937
State Public School Building Authority, (Philadelphia School District), (AGM), 5.50%, 6/1/28	3,250	3,898,928

		$12,462,435

3

Security	Principal Amount (000’s omitted)	Value
Insured – Special Tax Revenue — 1.2%
Puerto Rico Infrastructure Financing Authority, (BHAC), (FGIC), 5.50%, 7/1/20	$2,000	$2,220,120
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,490	300,250

		$2,520,370

Insured – Transportation — 3.6%
Philadelphia, Airport Revenue, (AGM), (AMT), 5.00%, 6/15/27	$5,750	$5,779,267
Puerto Rico Highway and Transportation Authority, (AGC), 5.50%, 7/1/31	1,500	1,715,265

		$7,494,532

Insured – Water and Sewer — 2.8%
Allegheny County Sanitary Authority, (BAM), 5.00%, 12/1/28	$1,000	$1,153,330
Westmoreland County Municipal Authority, (BAM), 5.00%, 8/15/38	2,330	2,611,744
Westmoreland County Municipal Authority, (FGIC), 0.00%, 8/15/19	2,235	2,145,242

		$5,910,316

Other Revenue — 1.9%
Southeastern Pennsylvania Transportation Authority, Federal Grant Receipts, 5.00%, 6/1/28	$1,875	$2,091,112
Southeastern Pennsylvania Transportation Authority, Federal Grant Receipts, 5.00%, 6/1/29	1,775	1,977,368

		$4,068,480

Senior Living/Life Care — 0.7%
Lancaster County Hospital Authority, (Brethren Village), 5.125%, 7/1/37	$1,125	$1,188,889
Lancaster Industrial Development Authority, (Garden Spot Village), 5.375%, 5/1/28	300	327,696

		$1,516,585

Special Tax Revenue — 0.5%
Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/38	$7,500	$623,550
Puerto Rico Sales Tax Financing Corp., 5.00%, 8/1/40	525	343,124
Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/40	240	156,843

		$1,123,517

Transportation — 5.4%
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$775	$841,797
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	415	450,428
Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 5.00%, 11/1/41	1,960	2,072,916
Pennsylvania Turnpike Commission, 5.45%, 12/1/35	4,220	4,699,519
Pennsylvania Turnpike Commission, 6.375%, (0.00% until 12/1/17), 12/1/38	2,000	2,403,360
Philadelphia, Airport Revenue, (AMT), 5.00%, 6/15/27	815	890,982

		$11,359,002

Water and Sewer — 4.1%
Chester Water Authority, 5.00%, 12/1/35	$795	$902,214
Delaware County Regional Water Quality Control Authority, 5.00%, 5/1/33	1,750	1,948,240
Harrisburg Water Authority, 5.25%, 7/15/31	1,750	1,778,892
Philadelphia, Water and Wastewater Revenue, 5.00%, 1/1/36	1,250	1,374,275
Westmoreland County Municipal Authority, 5.00%, 8/15/32	2,345	2,629,355

		$8,632,976

Total Tax-Exempt Municipal Securities — 101.5% (identified cost $199,760,632)		$213,451,971

4

Taxable Municipal Securities — 0.0%(3)

Security	Principal Amount (000’s omitted)	Value
Cogeneration — 0.0%(3)
Northampton County Industrial Development Authority, (Northampton Generating), 5.00%, 12/31/23(1)	$129	$51,470

Total Taxable Municipal Securities — 0.0%(3) (identified cost $129,130)		$51,470

Total Investments — 101.5% (identified cost $199,889,762)		$213,503,441

Other Assets, Less Liabilities — (1.5)%		$(3,251,714)

Net Assets — 100.0%		$210,251,727

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

The Fund invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2017, 47.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 1.0% to 16.1% of total investments.

(1)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(3)	Amount is less than 0.05%.

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Depreciation
Interest Rate Futures
U.S. Long Treasury Bond	15	Short	Jun-17	$(2,279,268)	$(2,294,531)	$(15,263)

						$(15,263)

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

BHAC	-	Berkshire Hathaway Assurance Corp.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

5

At April 30, 2017, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At April 30, 2017, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $15,263.

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$194,166,521

Gross unrealized appreciation	$17,536,626
Gross unrealized depreciation	(3,199,706)

Net unrealized appreciation	$14,336,920

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2017, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$213,451,971	$—	$213,451,971
Taxable Municipal Securities	—	51,470	—	51,470
Total Investments	$—	$213,503,441	$—	$213,503,441

Liability Description
Futures Contracts	$(15,263)	$—	$—	$(15,263)
Total	$(15,263)	$—	$—	$(15,263)

The Fund held no investments or other financial instruments as of July 31, 2016 whose fair value was determined using Level 3 inputs. At April 30, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

6

Eaton Vance

Municipal Opportunities Fund

April 30, 2017

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 89.7%

Security	Principal Amount (000’s omitted)	Value
Education — 4.1%
Boise State University, ID, 5.00%, 4/1/30	$600	$706,446
Boise State University, ID, 5.00%, 4/1/31	600	702,558
Build NYC Resource Corp., NY, (Ethical Culture Fieldston School), 5.00%, 6/1/24	600	715,974
California Infrastructure and Economic Development Bank, (The Colburn School), 1.90%, 6/1/20 (Put Date), 8/1/37(1)	3,000	2,999,850
Delaware County Authority, PA, (Villanova University), 5.00%, 8/1/21	550	627,517
Delaware County Authority, PA, (Villanova University), 5.00%, 8/1/22	600	695,988
Massachusetts Development Finance Agency, (Dexter Southfield), 5.00%, 5/1/29	465	520,586
Massachusetts Development Finance Agency, (Dexter Southfield), 5.00%, 5/1/31	500	553,455
Massachusetts Development Finance Agency, (Dexter Southfield), 5.00%, 5/1/32	1,695	1,867,500
Minnesota Higher Education Facilities Authority, (Carleton College), 5.00%, 3/1/26(2)	1,000	1,224,440
Minnesota Higher Education Facilities Authority, (Carleton College), 5.00%, 3/1/27(2)	1,000	1,237,670
Monroe County Industrial Development Corp., NY, (St. John Fisher College), 5.00%, 6/1/21	1,000	1,136,390
New Jersey Educational Facilities Authority, (Ramapo College), 5.00%, 7/1/26	2,460	2,864,670
New York Dormitory Authority, (Columbia University), 5.00%, 10/1/26	2,000	2,507,180
New York Dormitory Authority, (Fordham University), 5.00%, 7/1/26	550	666,875
New York Dormitory Authority, (Fordham University), 5.00%, 7/1/27	1,000	1,206,550
New York Dormitory Authority, (Fordham University), 5.00%, 7/1/28	400	479,168
New York Dormitory Authority, (Oneida-Herkimer-Madison BOCES), 5.00%, 8/15/22	510	591,656
New York Dormitory Authority, (Oneida-Herkimer-Madison BOCES), 5.00%, 8/15/23	275	324,635
New York Dormitory Authority, (Oneida-Herkimer-Madison BOCES), 5.00%, 8/15/24	300	358,632
New York Dormitory Authority, (Pratt Institute), 5.00%, 7/1/25	500	587,735
New York Dormitory Authority, (Pratt Institute), 5.00%, 7/1/26	545	635,339
Oregon Facilities Authority, (Linfield College), 5.00%, 10/1/25	1,000	1,152,720
Romeoville, IL, (Lewis University), 5.00%, 10/1/24	500	574,805
Romeoville, IL, (Lewis University), 5.00%, 10/1/26	500	568,265
University of Arkansas, 5.00%, 11/1/24	475	574,370
University of Arkansas, 5.00%, 11/1/25	500	609,240
University of Idaho, 5.00%, 4/1/24	500	597,175
West Virginia University, 1.43%, 10/1/19 (Put Date), 10/1/41(1)	3,500	3,495,380

		$30,782,769

Electric Utilities — 2.2%
Escambia County, FL, (Gulf Power Co.), 2.10% to 4/11/19 (Put Date), 7/1/22	$250	$253,543
Imperial Irrigation District, CA, Electric System Revenue, 5.00%, 11/1/20	450	508,900
Imperial Irrigation District, CA, Electric System Revenue, 5.00%, 11/1/22	400	473,824
Mason County, WV, (Appalachian Power Co.), 1.625% to 10/1/18 (Put Date), 10/1/22	1,800	1,812,672
Monroe County Development Authority, GA, (Georgia Power Co.), 2.00% to 6/13/19 (Put Date), 7/1/25	2,000	2,015,620
Montgomery County Industrial Development Authority, PA, (Exelon Generation Co., LLC), 2.55% to 6/1/20 (Put Date), 6/1/29	1,750	1,750,805
Montgomery County Industrial Development Authority, PA, (Exelon Generation Co., LLC), (AMT), 2.70% to 4/1/20 (Put Date), 10/1/34	1,500	1,500,615

Security	Principal Amount (000’s omitted)	Value
Nebraska Public Power District, 5.00%, 1/1/24	$750	$897,165
Omaha Public Power District, NE, 5.00%, 2/1/25	550	658,900
Public Power Generation Agency, NE, (Whelan Energy Center Unit 2), 5.00%, 1/1/25	2,525	2,957,507
Salem County Pollution Control Financing Authority, NJ, (Exelon Generation Co., LLC), (AMT), 2.50% to 3/1/19 (Put Date), 3/1/25	1,000	1,001,490
Unified Government of Wyandotte County/Kansas City, KS, Utility System Revenue, 5.00%, 9/1/26	1,165	1,382,051
Unified Government of Wyandotte County/Kansas City, KS, Utility System Revenue, 5.00%, 9/1/27	1,000	1,177,530
Vernon, CA, Electric System Revenue, 5.125%, 8/1/21	150	161,522

		$16,552,144

Escrowed/Prerefunded — 0.3%
Onondaga Civic Development Corp., NY, (St. Joseph’s Hospital Health Center), Prerefunded to 7/1/19, 5.00%, 7/1/25	$2,000	$2,169,860
Vernon, CA, Electric System Revenue, Prerefunded to 8/1/19, 5.125%, 8/1/21	65	69,176

		$2,239,036

General Obligations — 22.9%
Alvin Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/25	$2,100	$2,501,058
Ann Arbor Public Schools, MI, 5.00%, 5/1/23	865	1,017,854
Ann Arbor Public Schools, MI, 5.00%, 5/1/27	1,000	1,178,330
Beaverton School District No. 48J, Washington and Multnomah Counties, OR, 5.00%, (0.00% until 6/15/18), 6/15/25(2)	1,865	2,125,876
Beaverton School District No. 48J, Washington and Multnomah Counties, OR, 5.00%, (0.00% until 6/15/18), 6/15/26(2)	2,000	2,300,600
Burlington, VT, 5.00%, 11/1/21	600	684,906
Burlington, VT, 5.00%, 11/1/22	500	578,425
Burlington, VT, 5.00%, 11/1/23	500	585,775
Burlington, VT, 5.00%, 11/1/24	400	473,824
Burlington, VT, 5.00%, 11/1/25	500	593,435
Burlington, VT, 5.00%, 11/1/26	250	299,053
Burlington, VT, 5.00%, 11/1/27	225	267,550
Burlington, VT, 5.00%, 11/1/28	185	218,287
California, 5.00%, 8/1/26	12,650	15,534,579
California, 5.00%, 3/1/27	5,000	5,962,900
California, 5.00%, 8/1/27	2,350	2,858,657
California, 5.00%, 9/1/29	2,390	2,854,903
Chelsea School District, MI, 4.00%, 5/1/24	765	875,718
Chelsea School District, MI, 4.00%, 5/1/25	765	876,300
Chicago, IL, 5.00%, 12/1/22	2,230	2,270,943
Chicago, IL, 5.625%, 1/1/30	6,000	6,196,080
Chicago, IL, 6.00%, 1/1/38	4,000	4,190,960
Chicago Park District, IL, 5.00%, 1/1/24	500	571,435
Clackamas Community College District, OR, 0.00%, 6/15/21	385	360,626
Dallas, TX, 5.00%, 2/15/23	5,425	6,121,733
Dallas, TX, 5.00%, 2/15/24	2,965	3,456,893
Dallas, TX, 5.00%, 2/15/25	1,000	1,171,260
Denton Independent School District, TX, (PSF Guaranteed), 0.00%, 8/15/24	5,000	4,236,250
Durand Area Schools, MI, 5.00%, 5/1/22	840	973,451
Durand Area Schools, MI, 5.00%, 5/1/23	960	1,127,261
East Side Union High School District, CA, 5.00%, 8/1/31	1,665	1,973,791
Fern Ridge School District 28J, Lane and Douglas Counties, OR, 4.00%, 6/15/22	875	983,631

Security	Principal Amount (000’s omitted)	Value
Fern Ridge School District 28J, Lane and Douglas Counties, OR, 4.00%, 6/15/23	$960	$1,089,878
Harper Creek Community Schools, MI, 4.00%, 5/1/25	1,070	1,213,541
Harper Creek Community Schools, MI, 4.00%, 5/1/26	1,045	1,188,217
Haslett Public Schools, MI, 4.00%, 5/1/25	1,780	2,018,787
Haslett Public Schools, MI, 4.00%, 5/1/26	1,325	1,506,591
Illinois, 5.00%, 11/1/18	3,500	3,638,005
Illinois, 5.00%, 2/1/24	5,000	5,304,550
Illinois, 5.00%, 2/1/25	10,000	10,545,700
Illinois, 5.00%, 2/1/28	15,000	15,603,900
Johnson County Unified School District No. 233, KS, 5.00%, 9/1/24	2,975	3,599,542
Kane, Cook and DuPage Counties School District No. 46, IL, 5.00%, 1/1/26	900	1,027,989
Laredo Independent School District, TX, (PSF Guaranteed), 0.00%, 8/1/22	1,425	1,297,776
Madison, AL, 4.00%, 12/1/23	1,365	1,524,801
Madison, AL, 4.00%, 12/1/25	1,000	1,119,270
Manchester Community Schools, MI, 5.00%, 5/1/24	1,300	1,564,862
Manchester Community Schools, MI, 5.00%, 5/1/25	750	911,220
Mansfield Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/25	1,665	1,982,982
Mattawan Consolidated School, Van Buren and Kalamazoo Counties, MI, 5.00%, 5/1/26	750	889,920
Mattawan Consolidated School, Van Buren and Kalamazoo Counties, MI, 5.00%, 5/1/27	1,000	1,178,330
Mattawan Consolidated School, Van Buren and Kalamazoo Counties, MI, 5.00%, 5/1/28	500	583,895
Mobile County, AL, 5.00%, 6/1/23	860	1,018,971
Mobile County, AL, 5.00%, 6/1/24	300	359,883
New York, NY, 1.48%, 4/1/19 (Put Date), 8/1/27(1)	4,000	3,980,400
New York, NY, 5.00%, 8/1/25	1,000	1,189,440
New York, NY, 5.00%, 8/1/29	450	522,684
Ottawa County, MI, 5.00%, 11/1/22	500	591,745
Ottawa County, MI, 5.00%, 11/1/24	250	304,768
Ottawa County, MI, 5.00%, 11/1/25	300	368,682
Plano Independent School District, TX, (PSF Guaranteed), 5.00%, 2/15/26	5,000	6,145,550
Roseville Community Schools, MI, 5.00%, 5/1/23	1,405	1,649,793
Round Rock Independent School District, TX, (PSF Guaranteed), 1.50% to 8/1/21 (Put Date), 8/1/40	3,000	2,993,160
Saugatuck Public Schools, MI, 4.00%, 5/1/25	1,085	1,238,549
Sedgwick County Unified School District No. 265, KS, 5.00%, 10/1/26	1,000	1,224,030
Sherwood School District No. 88J, Washington, Clackamas and Yamhill Counties, OR, 5.00%, 6/15/23	1,510	1,805,809
Sherwood School District No. 88J, Washington, Clackamas and Yamhill Counties, OR, 5.00%, 6/15/24	2,000	2,427,260
St. Joseph Public Schools, MI, 5.00%, 5/1/28	1,880	2,195,445
St. Joseph Public Schools, MI, 5.00%, 5/1/29	1,650	1,910,122
Texas, (Texas Transportation Commission), 5.00%, 10/1/24	1,000	1,215,260
Thornapple Kellogg School, MI, 5.00%, 5/1/24	400	474,572
Upper Merion Area School District, PA, 5.00%, 1/15/29	500	587,080
Upper Merion Area School District, PA, 5.00%, 1/15/30	300	349,791
Upper Merion Area School District, PA, 5.00%, 1/15/32	400	461,256
Walled Lake Consolidated School District, MI, 4.00%, 5/1/23	1,510	1,692,634
Walled Lake Consolidated School District, MI, 4.00%, 5/1/24	740	835,660
Will and Cook Counties Community High School District No. 210, IL, 5.00%, 1/1/29	685	629,645
Will County Community High School District No. 210, IL, 4.00%, 1/1/18	1,210	1,207,193

		$170,591,482

Security	Principal Amount (000’s omitted)	Value
Hospital — 22.2%
Astoria Hospital Facilities Authority, OR, (Columbia Memorial Hospital), 5.00%, 8/1/41	$1,500	$1,616,220
Baxter County, AR, (Baxter Regional Medical Center), 5.00%, 9/1/17	200	202,570
Baxter County, AR, (Baxter Regional Medical Center), 5.00%, 9/1/18	600	628,320
Baxter County, AR, (Baxter Regional Medical Center), 5.00%, 9/1/19	620	668,490
Baxter County, AR, (Baxter Regional Medical Center), 5.00%, 9/1/21	1,140	1,285,031
Baxter County, AR, (Baxter Regional Medical Center), 5.00%, 9/1/23	930	1,075,173
Baxter County, AR, (Baxter Regional Medical Center), 5.00%, 9/1/25	1,125	1,309,140
Baxter County, AR, (Baxter Regional Medical Center), Series A, 5.00%, 9/1/20	780	861,643
Baxter County, AR, (Baxter Regional Medical Center), Series B, 5.00%, 9/1/20	240	265,121
Baxter County, AR, (Baxter Regional Medical Center), Series A, 5.00%, 9/1/22	1,000	1,142,880
Baxter County, AR, (Baxter Regional Medical Center), Series B, 5.00%, 9/1/22	265	302,863
Baxter County, AR, (Baxter Regional Medical Center), Series A, 5.00%, 9/1/24	1,350	1,572,399
Baxter County, AR, (Baxter Regional Medical Center), Series B, 5.00%, 9/1/24	290	337,775
Baxter County, AR, (Baxter Regional Medical Center), Series A, 5.00%, 9/1/26	1,000	1,162,430
Baxter County, AR, (Baxter Regional Medical Center), Series B, 5.00%, 9/1/26	320	371,978
Boone County, MO, (Boone Hospital Center), 5.00%, 8/1/29	1,410	1,577,043
Boone County, MO, (Boone Hospital Center), 5.00%, 8/1/31	3,365	3,718,998
Calhoun County Hospital Finance Authority, MI, (Oaklawn Hospital), 5.00%, 2/15/28	1,740	1,927,398
Calhoun County Hospital Finance Authority, MI, (Oaklawn Hospital), 5.00%, 2/15/32	2,110	2,274,200
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/23	100	114,165
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/25	200	227,382
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/27	360	403,495
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/28	300	334,302
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/29	110	121,741
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/30	150	165,194
California Municipal Finance Authority, (NorthBay Healthcare Group), 5.00%, 11/1/35	250	269,438
California Statewide Communities Development Authority, (Cottage Health System Obligated Group), 5.00%, 11/1/26	425	501,568
California Statewide Communities Development Authority, (John Muir Health), 5.00%, 8/15/41	700	779,744
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 5.25%, 12/1/29	1,500	1,645,320
Connecticut Health and Educational Facilities Authority, (Hartford HealthCare Corp.), 1.618%, 7/1/20 (Put Date), 7/1/49(1)	13,665	13,619,359
Connecticut Health and Educational Facilities Authority, (Yale New Haven Health), 1.209%, 7/1/19 (Put Date), 7/1/49(1)	4,465	4,451,114
Crawford County Hospital Authority, PA, (Meadville Medical Center), 6.00%, 6/1/36	1,910	1,932,404
Decatur Hospital Authority, TX, (Wise Regional Health System), 4.00%, 9/1/20	225	234,441
Decatur Hospital Authority, TX, (Wise Regional Health System), 5.00%, 9/1/21	330	354,856
Decatur Hospital Authority, TX, (Wise Regional Health System), 5.00%, 9/1/22	150	160,802
Decatur Hospital Authority, TX, (Wise Regional Health System), 5.00%, 9/1/23	200	214,380
Deschutes County Hospital Facilities Authority, OR, (St. Charles Health System), 4.00%, 1/1/33	500	518,545
Fredericksburg Economic Development Authority, VA, (Mary Washington Healthcare), 5.00%, 6/15/24	1,000	1,171,650
Halifax Hospital Medical Center, FL, 5.00%, 6/1/27	2,890	3,347,111
Halifax Hospital Medical Center, FL, 5.00%, 6/1/29	1,830	2,088,176
Illinois Finance Authority, (Presence Health Network), 3.75%, 2/15/34	5,300	4,674,176
Illinois Finance Authority, (Presence Health Network), 5.00%, 2/15/28	8,000	8,856,480
Illinois Finance Authority, (Silver Cross Hospital and Medical Centers), 5.00%, 8/15/23	1,000	1,144,120
Illinois Finance Authority, (Silver Cross Hospital and Medical Centers), 5.00%, 8/15/28	1,670	1,883,910

Security	Principal Amount (000’s omitted)	Value
Indiana County Hospital Authority, PA, (Indiana Regional Medical Center), 5.125%, 6/1/26	$475	$513,480
Indiana County Hospital Authority, PA, (Indiana Regional Medical Center), 5.25%, 6/1/27	415	447,810
Indiana County Hospital Authority, PA, (Indiana Regional Medical Center), 5.375%, 6/1/28	455	490,549
Klamath Falls Intercommunity Hospital Authority, OR, (Sky Lakes Medical Center), 4.00%, 9/1/24	475	531,743
Klamath Falls Intercommunity Hospital Authority, OR, (Sky Lakes Medical Center), 4.00%, 9/1/25	550	615,411
Klamath Falls Intercommunity Hospital Authority, OR, (Sky Lakes Medical Center), 5.00%, 9/1/28	795	935,707
Klamath Falls Intercommunity Hospital Authority, OR, (Sky Lakes Medical Center), 5.00%, 9/1/31	600	689,724
Martin County Health Facilities Authority, FL, (Martin Memorial Medical Center), 5.00%, 11/15/24	1,000	1,163,970
Martin County Health Facilities Authority, FL, (Martin Memorial Medical Center), 5.00%, 11/15/28	1,830	2,047,660
Maryland Health and Higher Educational Facilities Authority, (Meritus Medical Center), 5.00%, 7/1/23	1,000	1,164,920
Maryland Health and Higher Educational Facilities Authority, (Meritus Medical Center), 5.00%, 7/1/24	1,775	2,081,951
Maryland Health and Higher Educational Facilities Authority, (Meritus Medical Center), 5.00%, 7/1/28	1,300	1,474,109
Massachusetts Development Finance Agency, (Milford Regional Medical Center), 5.00%, 7/15/27	125	138,790
Massachusetts Development Finance Agency, (South Shore Hospital), 4.00%, 7/1/36	955	959,336
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/25	500	593,115
Massachusetts Development Finance Agency, (South Shore Hospital), 5.00%, 7/1/27	1,100	1,299,958
Massachusetts Development Finance Agency, (UMass Memorial Health Care), 5.00%, 7/1/22	3,335	3,756,611
Massachusetts Development Finance Agency, (UMass Memorial Health Care), 5.00%, 7/1/26	1,150	1,329,262
Massachusetts Development Finance Agency, (UMass Memorial Health Care), 5.00%, 7/1/27	1,150	1,317,854
Massachusetts Health and Educational Facilities Authority, (Lowell General Hospital), 4.75%, 7/1/25	285	303,998
Michigan Finance Authority, (McLaren Health Care), 1.425%, 10/15/20 (Put Date), 10/15/38(1)	5,000	4,942,300
Michigan Finance Authority, (Oakwood Obligated Group), 5.00%, 11/1/27	1,400	1,561,616
Missouri Health and Educational Facilities Authority, (SSM Health Care), 5.00%, 6/1/26	1,000	1,161,300
Nassau County Local Economic Assistance Corp., NY, (Catholic Health Services of Long Island), 5.00%, 7/1/29	1,000	1,113,530
New Jersey Health Care Facilities Financing Authority, (Barnabas Health), 5.00%, 7/1/23	605	692,041
New Jersey Health Care Facilities Financing Authority, (Hunterdon Medical Center Obligated Group), 5.00%, 7/1/30	500	563,415
New Jersey Health Care Facilities Financing Authority, (Inspira Health Obligated Group), 5.00%, 7/1/29	2,600	3,004,144
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/23	2,940	3,413,781
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/24	1,000	1,174,380
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/26	2,420	2,880,453

Security	Principal Amount (000’s omitted)	Value
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/27	$2,000	$2,360,000
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/28	1,305	1,528,925
New Jersey Health Care Facilities Financing Authority, (Princeton HealthCare System), 5.00%, 7/1/39	1,560	1,726,717
New Jersey Health Care Facilities Financing Authority, (Trinitas Regional Medical Center Obligated Group), 5.00%, 7/1/27	1,000	1,147,680
New Jersey Health Care Facilities Financing Authority, (Trinitas Regional Medical Center Obligated Group), 5.00%, 7/1/29	500	565,320
New Jersey Health Care Facilities Financing Authority, (Virtua Health), 5.00%, 7/1/27	500	574,080
New York Dormitory Authority, (North Shore-Long Island Jewish Obligated Group), 1.42%, 5/1/18(1)	2,055	2,057,260
New York Dormitory Authority, (NYU Hospitals Center), 5.00%, 7/1/22	440	506,924
New York Dormitory Authority, (NYU Hospitals Center), 5.00%, 7/1/23	600	702,360
New York Dormitory Authority, (NYU Hospitals Center), 5.00%, 7/1/25	2,000	2,401,980
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/22(3)	700	785,015
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/25(3)	1,000	1,134,130
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/26(3)	300	337,686
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/27(3)	500	558,630
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/28(3)	600	666,270
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/29(3)	450	497,052
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/30(3)	1,000	1,099,140
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/31(3)	1,100	1,203,202
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/32(3)	1,100	1,197,570
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/33(3)	1,100	1,195,964
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/34(3)	1,200	1,302,948
New York Dormitory Authority, (Orange Regional Medical Center), 5.00%, 12/1/35(3)	1,000	1,081,440
Norfolk Economic Development Authority, VA, (Bon Secours Health System, Inc.), 5.00%, 11/1/28	225	253,283
Ohio, (University Hospitals Health System, Inc.), 5.00%, 1/15/27	850	989,910
Oklahoma Development Finance Authority, (St. John Health System), 5.00%, 2/15/26	500	556,640
Oregon Facilities Authority, (PeaceHealth), 5.00%, 11/15/29	500	577,120
Oregon Facilities Authority, (Samaritan Health Services), 5.00%, 10/1/31	5,000	5,563,600
Palm Beach County Health Facilities Authority, FL, (BRRH Corp. Obligated Group), 5.00%, 12/1/25	500	572,475
Rhode Island Health and Educational Building Corp., (Care New England Health System), 5.00%, 9/1/31	4,000	4,341,520
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/25	1,530	1,772,536
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/26	1,410	1,598,912
Southcentral Pennsylvania General Authority, (Hanover Hospital, Inc.), 5.00%, 12/1/28	1,550	1,732,760
St. Cloud, MN, (CentraCare Health System), 5.00%, 5/1/27	1,000	1,199,370
Tallahassee, FL, (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/22	475	538,232
Tallahassee, FL, (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/23	400	457,560
Tallahassee, FL, (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/24	500	574,405
Tallahassee, FL, (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/25	500	575,975
Tallahassee, FL, (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/26	500	571,430
Tallahassee, FL, (Tallahassee Memorial HealthCare, Inc.), 5.00%, 12/1/27	500	566,955
Washington Health Care Facilities Authority, (Fred Hutchinson Cancer Research Center), 1.765%, 7/1/22 (Put Date), 1/1/42(1)	1,000	1,002,480
Washington Health Care Facilities Authority, (PeaceHealth), 5.00%, 11/15/26	1,000	1,157,810

Security	Principal Amount (000’s omitted)	Value
West Virginia Hospital Finance Authority, (West Virginia United Health System Obligated Group), 4.00%, 6/1/41	$1,000	$1,006,040
Wisconsin Health and Educational Facilities Authority, (Ascension Senior Credit Group), 5.00%, 11/15/27	1,000	1,193,040
Yavapai County Industrial Development Authority, AZ, (Yavapai Regional Medical Center), 5.25%, 8/1/33	250	273,942

		$165,582,751

Housing — 0.3%
East Hempfield Township Industrial Development Authority, PA, (Student Services, Inc.), 5.00%, 7/1/29	$500	$538,600
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Galveston I, LLC), 5.00%, 4/1/23	910	1,004,576
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Stephenville III, LLC - Tarleton State University), 5.00%, 4/1/23	400	444,320
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing Stephenville III, LLC - Tarleton State University), 5.00%, 4/1/25	475	531,468

		$2,518,964

Industrial Development Revenue — 3.5%
Lehigh County Industrial Development Authority, PA, (PPL Electric Utilities Corp.), 0.90% to 8/15/17 (Put Date), 2/15/27	$1,000	$999,870
Lehigh County Industrial Development Authority, PA, (PPL Electric Utilities Corp.), 0.90% to 9/1/17 (Put Date), 9/1/29	1,000	998,960
Maine Finance Authority, (Casella Waste Systems, Inc.), (AMT), 5.125% to 8/1/25 (Put Date), 8/1/35(3)	940	960,624
New Jersey Economic Development Authority, (Continental Airlines), Series 2000B, (AMT), 5.625%, 11/15/30	215	239,026
New York Environmental Facilities Corp., (Casella Waste Systems, Inc.), (AMT), 3.75% to 12/2/19 (Put Date), 12/1/44(3)	7,250	7,157,272
Public Finance Authority, WI, (Celanese Corp.), (AMT), 5.00%, 12/1/25	1,000	1,108,490
Public Finance Authority, WI, (Waste Management, Inc.), (AMT), 2.00% to 6/1/21 (Put Date), 4/1/33	5,000	4,990,500
Richland County, SC, (International Paper Co.), (AMT), 3.875%, 4/1/23	1,000	1,052,100
Whiting, IN, (BP Products North America, Inc.), (AMT), 1.65%, 12/2/19 (Put Date), 12/1/44(1)	9,000	8,999,820

		$26,506,662

Insured-Electric Utilities — 1.3%
Brownsville, TX, Utilities System Revenue, (AGM), 5.00%, 9/1/26	$1,745	$2,103,144
Paducah Electric Plant Board, KY, (AGM), 5.00%, 10/1/29	1,500	1,716,510
Puerto Rico Electric Power Authority, (AGC), 5.00%, 7/1/26	280	280,921
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/22	3,500	3,809,925
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/26	135	143,367
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	685	724,141
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/30	530	558,891
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	125	130,476

		$9,467,375

Insured-Escrowed/Prerefunded — 0.1%
Cambria County, PA, (BAM), Escrowed to Maturity, 5.00%, 8/1/23	$240	$287,208
Michigan Finance Authority, (Detroit), (AGC), Prerefunded to 4/1/18, 5.00%, 4/1/20	211	219,320

		$506,528

Security	Principal Amount (000’s omitted)	Value
Insured-General Obligations — 3.7%
Allegheny Valley School District, PA, (BAM), 5.00%, 11/1/22	$350	$405,657
Bayonne, NJ, (AGM), 5.00%, 8/1/23	300	346,845
Bayonne, NJ, (AGM), 5.00%, 8/1/24	300	349,653
Bayonne, NJ, (AGM), 5.00%, 8/1/25	885	1,036,291
Bayonne, NJ, (AGM), 5.00%, 8/1/26	915	1,056,752
Bellaire Public School District, MI, (AGM), 4.00%, 5/1/23	675	756,641
Bellaire Public School District, MI, (AGM), 4.00%, 5/1/24	685	773,550
Bellaire Public School District, MI, (AGM), 4.00%, 5/1/25	685	774,208
Bolingbrook, IL, (AGM), 5.00%, 1/1/24	1,000	1,158,780
Bolingbrook, IL, (AGM), 5.00%, 1/1/25	1,000	1,166,730
Cambria County, PA, (BAM), 5.00%, 8/1/23	1,260	1,435,468
Chicago Board of Education, IL, (NPFG), 0.00%, 12/1/20	2,175	1,948,865
Chicago Board of Education, IL, (NPFG), 0.00%, 12/1/22	4,300	3,541,953
Detroit, MI, (AGC), Prerefunded to 4/1/18, 5.00%, 4/1/20	39	39,453
Detroit, MI, (AMBAC), 4.00%, 4/1/18	129	128,892
Detroit, MI, (AMBAC), 4.00%, 4/1/20	43	42,960
Detroit, MI, (AMBAC), 5.00%, 4/1/18	231	231,183
Detroit, MI, (AMBAC), 5.00%, 4/1/19	23	23,118
Detroit, MI, (AMBAC), 5.00%, 4/1/21	13	13,209
Detroit, MI, (AMBAC), 5.00%, 4/1/22	66	66,041
Detroit, MI, (AMBAC), 5.00%, 4/1/24	329	330,149
Grand Rapids Public Schools, MI, (AGM), 4.00%, 5/1/17	500	500,130
Los Banos Unified School District, CA, (AGM), 5.00%, 8/1/26	2,060	2,467,118
Luzerne County, PA, (AGM), 5.00%, 11/15/24	2,480	2,846,122
McHenry County Community Unit School District No. 12, IL, (AGM), 5.00%, 1/1/25	890	1,004,374
McHenry County Community Unit School District No. 12, IL, (AGM), 5.00%, 1/1/26	925	1,035,528
Monroe County Industrial Development Corp., NY, (Monroe Community College Association, Inc.), (AGM), 5.00%, 1/15/25	750	871,042
Puerto Rico, (AGC), 5.00%, 7/1/34	310	310,391
Puerto Rico, (AGM), 5.00%, 7/1/35	1,055	1,104,828
Puerto Rico Public Buildings Authority, (AMBAC), 5.45%, 7/1/30	565	567,819
Rockland County, NY, (AGM), 5.00%, 3/1/24	350	408,096
South Haven Public Schools, MI, (BAM), 4.00%, 5/1/27	785	888,714

		$27,630,560

Insured-Housing — 0.2%
Maryland Economic Development Corp., (University of Maryland, College Park), (AGM), 4.00%, 6/1/21	$400	$438,756
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing College Station I, LLC), (AGM), 4.00%, 4/1/22	445	477,245
New Hope Cultural Education Facilities Finance Corp., TX, (CHF-Collegiate Housing College Station I, LLC), (AGM), 4.00%, 4/1/24	400	431,068

		$1,347,069

Insured-Other Revenue — 0.2%
Brooklyn Arena Local Development Corp., NY, (Barclays Center), (AGM), 4.00%, 7/15/29	$1,000	$1,061,360
Puerto Rico Public Buildings Authority, (AGC), 5.00%, 7/1/36	120	120,150

		$1,181,510

Insured-Special Tax Revenue — 0.4%
Illinois Sports Facilities Authority, (AMBAC), 0.00%, 6/15/22	$500	$418,575
Puerto Rico Convention Center District Authority, (AMBAC), 5.00%, 7/1/31	1,340	1,342,586

Security	Principal Amount (000’s omitted)	Value
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/24	$180	$193,777
Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/26	175	190,080
Successor Agency to Dinuba Redevelopment Agency, CA, (BAM), 5.00%, 9/1/28	1,000	1,163,290

		$3,308,308

Insured-Transportation — 3.3%
Cleveland, OH, Airport System Revenue, (AGM), 5.00%, 1/1/25	$1,225	$1,438,566
Metropolitan Transportation Authority, NY, (AGM), 1.36%, 4/6/21 (Put Date), 11/1/32(1)	5,000	5,004,100
New Jersey Economic Development Authority, (The Goethals Bridge Replacement), (AGM), (AMT), 5.00%, 1/1/31	185	202,246
New Jersey Transportation Trust Fund Authority, (Transportation System), (AMBAC), 0.00%, 12/15/24	3,560	2,679,327
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), (AGM), (AMT), 4.00%, 7/1/32	3,250	3,368,917
Ohio, (Portsmouth Gateway Group, LLC), (AGM), (AMT), 5.00%, 12/31/26	1,000	1,149,430
Puerto Rico Highway and Transportation Authority, (AGC), 5.25%, 7/1/36	795	882,959
Puerto Rico Highway and Transportation Authority, (AGM), 5.00%, 7/1/32	1,550	1,564,709
Puerto Rico Highway and Transportation Authority, (AGM), 5.25%, 7/1/36	535	594,192
Puerto Rico Highway and Transportation Authority, (AGM), 5.50%, 7/1/31	100	114,351
Puerto Rico Highway and Transportation Authority, (AMBAC), 5.25%, 7/1/30	1,320	1,410,724
Puerto Rico Highway and Transportation Authority, (AMBAC), 5.25%, 7/1/31	1,665	1,776,672
Puerto Rico Highway and Transportation Authority, (AMBAC), 5.25%, 7/1/38	1,505	1,579,934
Puerto Rico Highway and Transportation Authority, (AMBAC), 5.50%, 7/1/29	935	1,021,852
Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/23	380	402,329
Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/32	100	104,914
Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/33	200	209,112
Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/35	1,350	1,403,015

		$24,907,349

Insured-Water and Sewer — 0.7%
Detroit, MI, Sewage Disposal System, (AGM), 5.00%, 7/1/39	$175	$190,603
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AGM), 5.00%, 7/1/26	4,000	4,635,960
Puerto Rico Aqueduct and Sewer Authority, (AGC), 5.00%, 7/1/28	100	102,381

		$4,928,944

Lease Revenue/Certificates of Participation — 1.2%
Michigan Strategic Fund, (Facility for Rare Isotope Beams), 5.00%, 3/1/27	$1,000	$1,156,190
New Jersey Economic Development Authority, (School Facilities Construction), 2.50%, 3/1/28(1)	7,500	6,910,650
Sunset Hills, MO, Certificates of Participation, 4.00%, 4/1/26	500	548,085
Sunset Hills, MO, Certificates of Participation, 4.00%, 4/1/27	500	543,850

		$9,158,775

Other Revenue — 2.7%
California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/25	$3,190	$3,796,961
California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/26	1,000	1,186,350
California Infrastructure and Economic Development Bank, (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/27	1,010	1,190,103
California Infrastructure and Economic Development Bank, (Segerstrom Center for the Arts), 5.00%, 7/1/23	4,160	4,904,058

Security	Principal Amount (000’s omitted)	Value
District of Columbia, (Association of American Medical Colleges), 5.00%, 10/1/30	$570	$643,080
New Jersey Economic Development Authority, (The Seeing Eye, Inc.), 5.00%, 3/1/25	3,500	4,161,640
New Mexico Municipal Energy Acquisition Authority, (SPA: Royal Bank of Canada), 1.408%, 8/1/19 (Put Date), 11/1/39(1)	1,300	1,295,463
Texas Municipal Gas Acquisition and Supply Corp. III, Gas Supply Revenue, 5.00%, 12/15/30	100	108,452
Will and Kankakee Counties Community Unit School District No. 255-U, IL, 5.00%, 6/1/26	635	719,049
Will and Kankakee Counties Community Unit School District No. 255-U, IL, 5.00%, 6/1/28	1,370	1,531,591
Will and Kankakee Counties Community Unit School District No. 255-U, IL, 5.00%, 6/1/29	700	777,112

		$20,313,859

Senior Living/Life Care — 4.3%
Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 5.00%, 10/1/21	$500	$565,585
Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 5.00%, 10/1/22	500	573,560
Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 5.00%, 10/1/23	350	407,103
Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 5.00%, 10/1/24	310	363,416
Alexandria Industrial Development Authority, VA, (Goodwin House, Inc.), 5.00%, 10/1/25	445	522,937
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/26	1,730	1,936,527
Buffalo and Erie County Industrial Land Development Corp., NY, (Orchard Park CCRC, Inc.), 5.00%, 11/15/27	1,320	1,462,982
Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 5.00%, 5/15/24	525	577,931
Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 5.00%, 5/15/25	300	328,455
Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 5.00%, 5/15/26	350	380,499
Colorado Health Facilities Authority, (Frasier Meadows Retirement Community), 5.00%, 5/15/27	400	432,820
Howard County, MD, (Vantage House), 5.00%, 4/1/21	627	647,020
Howard County, MD, (Vantage House), 5.00%, 4/1/26	1,570	1,623,035
Howard County, MD, (Vantage House), 5.00%, 4/1/36	1,715	1,682,432
Illinois Finance Authority, (Plymouth Place, Inc.), 5.00%, 5/15/25	1,605	1,717,896
Lancaster County Hospital Authority, PA, (Brethren Village), 5.00%, 7/1/23	700	774,606
Lancaster County Hospital Authority, PA, (Brethren Village), 5.00%, 7/1/24	915	1,014,232
Lancaster County Hospital Authority, PA, (Brethren Village), 5.00%, 7/1/25	650	716,339
Lee County Industrial Development Authority, FL, (Shell Point), 5.50%, 11/15/21	150	167,210
Multnomah County Hospital Facilities Authority, OR, (Mirabella at South Waterfront), 5.00%, 10/1/19	410	428,758
Public Finance Authority, WI, (Mary’s Woods at Marylhurst), 3.00%, 11/15/22(3)	2,200	2,206,930
Public Finance Authority, WI, (Mary’s Woods at Marylhurst), 3.50%, 11/15/23(3)	1,250	1,255,137
Saint Louis County Industrial Development Authority, MO, (St. Andrew’s Resources for Seniors Obligated Group), 5.00%, 12/1/25	1,560	1,646,876
Tulsa County Industrial Authority, OK, (Montereau, Inc.), 5.00%, 11/15/28	540	591,305
Tulsa County Industrial Authority, OK, (Montereau, Inc.), 5.00%, 11/15/29	400	434,812
Washington Housing Finance Commission, (Bayview Manor Homes), 4.00%, 7/1/26(3)	1,750	1,767,360
Washington Housing Finance Commission, (Bayview Manor Homes), 5.00%, 7/1/31(3)	750	776,745
Westchester County Local Development Corp., NY, (Kendal on Hudson), 4.00%, 1/1/23	3,545	3,860,080
Westchester County Local Development Corp., NY, (Kendal on Hudson), 5.00%, 1/1/28	2,850	3,154,693

		$32,017,281

Security	Principal Amount (000’s omitted)	Value
Special Tax Revenue — 4.7%
Atlanta Development Authority, GA, (New Downtown Atlanta Stadium), 5.00%, 7/1/24	$1,500	$1,795,485
Detroit Downtown Development Authority, MI, 0.00%, 7/1/20	50	42,567
Detroit Downtown Development Authority, MI, 0.00%, 7/1/21	75	61,136
Jurupa Public Financing Authority, CA, 5.00%, 9/1/25	735	863,088
Louisiana, Gasoline and Fuels Tax Revenue, 1.158%, 5/1/18 (Put Date), 5/1/43(1)	6,000	5,969,280
Marquette Brownfield Redevelopment Authority, MI, 5.00%, 5/1/31	1,655	1,887,941
Marquette Brownfield Redevelopment Authority, MI, 5.00%, 5/1/32	2,000	2,269,760
Marquette Brownfield Redevelopment Authority, MI, 5.00%, 5/1/33	1,140	1,287,117
Marquette Brownfield Redevelopment Authority, MI, 5.00%, 5/1/34	1,000	1,123,260
Michigan Finance Authority, Detroit Financial Recovery Income Tax Revenue, 4.50%, 10/1/29	2,145	2,215,613
New York Dormitory Authority, Personal Income Tax Revenue, 5.00%, 2/15/27	5,000	6,124,700
New York Dormitory Authority, Sales Tax Revenue, 5.00%, 3/15/28	2,500	2,970,600
New York Urban Development Corp., Personal Income Tax Revenue, 5.00%, 3/15/25	3,000	3,660,420
South Village Community Development District, FL, 2.00%, 5/1/20	305	305,799
South Village Community Development District, FL, 2.00%, 5/1/21	100	98,909
South Village Community Development District, FL, 2.125%, 5/1/22	100	98,119
South Village Community Development District, FL, 2.375%, 5/1/23	100	97,942
South Village Community Development District, FL, 2.50%, 5/1/24	100	96,728
South Village Community Development District, FL, 2.75%, 5/1/25	100	95,534
South Village Community Development District, FL, 3.25%, 5/1/27	100	94,884
South Village Community Development District, FL, 4.35%, 5/1/26	565	555,209
Winter Garden Village at Fowler Groves Community Development District, FL, 3.75%, 5/1/31	4,000	3,749,000

		$35,463,091

Student Loan — 0.1%
Massachusetts Educational Financing Authority, (AMT), 5.00%, 1/1/23	$500	$562,355

		$562,355

Transportation — 10.0%
Austin, TX, Airport System Revenue, (AMT), 5.00%, 11/15/26	$2,000	$2,313,660
Burbank-Glendale-Pasadena Airport Authority, CA, (AMT), 5.00%, 7/1/22	1,970	2,263,865
Central Texas Regional Mobility Authority, 5.00%, 1/1/25	350	409,154
Central Texas Regional Mobility Authority, 5.00%, 1/1/26	500	585,435
Central Texas Regional Mobility Authority, 5.00%, 1/1/27	550	640,464
Central Texas Regional Mobility Authority, 5.00%, 1/1/28	750	865,643
Central Texas Regional Mobility Authority, 5.00%, 1/1/29	600	689,214
Central Texas Regional Mobility Authority, 5.00%, 1/1/34	670	755,284
Chicago, IL, (Midway International Airport), (AMT), 5.00%, 1/1/25	7,255	8,464,626
Chicago, IL, (Midway International Airport), (AMT), 5.00%, 1/1/27	1,000	1,130,460
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/21	3,000	3,354,600
Chicago, IL, (O’Hare International Airport), (AMT), 5.00%, 1/1/27	5,000	5,651,550
Dallas and Fort Worth, TX, (Dallas/Fort Worth International Airport), 5.00%, 11/1/24	500	591,490
Denver City and County, CO, Airport System Revenue, 1.548%, 11/15/19 (Put Date), 11/15/31(1)	2,400	2,403,768
E-470 Public Highway Authority, CO, 1.715%, 9/1/21 (Put Date), 9/1/39(1)	1,000	1,000,400
Greater Orlando Aviation Authority, FL, (AMT), 5.00%, 10/1/21	250	283,933
Illinois Toll Highway Authority, 5.00%, 1/1/27	1,250	1,451,825
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/25	3,105	3,728,546

Security	Principal Amount (000’s omitted)	Value
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/27	$2,700	$3,189,375
Metropolitan Washington Airports Authority, D.C., (AMT), 5.00%, 10/1/23	810	954,350
Miami-Dade County, FL, Aviation Revenue, 5.00%, 10/1/25	1,000	1,179,200
New Jersey Transportation Trust Fund Authority, 5.00%, 6/15/30	2,000	2,044,740
New Jersey Transportation Trust Fund Authority, 5.00%, 6/15/31	3,000	3,063,420
New Jersey Transportation Trust Fund Authority, (Transportation Program), 2.10%, 12/15/21 (Put Date), 6/15/34(1)	1,750	1,702,172
New Orleans Aviation Board, LA, (AMT), 5.00%, 1/1/24	1,600	1,859,408
New Orleans Aviation Board, LA, (AMT), 5.00%, 1/1/25	1,600	1,866,768
New Orleans Aviation Board, LA, (AMT), 5.00%, 1/1/27	1,000	1,147,980
New York Transportation Development Corp., (Terminal One Group Association, L.P.), (AMT), 5.00%, 1/1/22	4,500	5,078,070
Pennsylvania Turnpike Commission, 1.78%, 12/1/20(1)	1,000	999,700
Pennsylvania Turnpike Commission, 2.05%, 12/1/19(1)	500	502,955
South Jersey Transportation Authority, NJ, 5.00%, 11/1/26	500	567,195
South Jersey Transportation Authority, NJ, 5.00%, 11/1/27	500	565,100
South Jersey Transportation Authority, NJ, 5.00%, 11/1/28	750	843,105
South Jersey Transportation Authority, NJ, 5.00%, 11/1/29	1,450	1,619,041
Texas Transportation Commission, (Central Texas Turnpike System), 5.00%, 8/15/23	500	574,455
Triborough Bridge and Tunnel Authority, NY, 1.359%, 2/1/21 (Put Date), 1/1/32(1)	10,000	9,933,600

		$74,274,551

Water and Sewer — 1.3%
Cape Fear Public Utility Authority, NC, 4.00%, 8/1/32	$445	$483,350
Coldwater Local Development Finance Authority, MI, Series A, (AMT), 5.00%, 12/1/27	390	438,274
Coldwater Local Development Finance Authority, MI, Series B, (AMT), 5.00%, 12/1/27	505	567,509
Detroit, MI, Sewage Disposal System, 5.00%, 7/1/32	125	134,966
Detroit, MI, Water Supply System, 5.25%, 7/1/41	295	320,851
Gilbert Water Resources Municipal Property Corp., AZ, 4.00%, 7/1/26	1,215	1,405,634
Michigan Finance Authority, (Detroit Water and Sewerage Department), (AMT), 5.00%, 7/1/44	1,000	1,049,610
Riverside, CA, Water System Revenue, 1.53%, 1/15/20 (Put Date), 10/1/35(1)	5,000	4,999,800

		$9,399,994

Total Tax-Exempt Municipal Securities — 89.7% (identified cost $661,129,271)		$669,241,357

Taxable Municipal Securities — 5.4%

Security	Principal Amount (000’s omitted)	Value
Electric Utilities — 0.3%
Vernon, CA, Electric System Revenue, 4.05%, 8/1/23	$2,000	$2,031,320

		$2,031,320

General Obligations — 2.0%
Atlantic City, NJ, 7.00%, 3/1/28	$3,115	$3,261,499
Chicago, IL, 7.375%, 1/1/33	3,250	3,280,355
Chicago, IL, 7.75%, 1/1/42	5,810	5,958,968
Chicago, IL, 7.781%, 1/1/35	2,600	2,684,864

		$15,185,686

Security	Principal Amount (000’s omitted)	Value
Hospital — 0.2%
California Statewide Communities Development Authority, (Loma Linda University Medical Center), 6.00%, 12/1/24	$1,500	$1,588,860

		$1,588,860

Insured-General Obligations — 1.4%
Detroit, MI, (AMBAC), 4.96%, 4/1/20	$2,811	$2,781,302
Detroit, MI, (AMBAC), 5.15%, 4/1/25	7,923	7,747,555

		$10,528,857

Insured-Special Tax Revenue — 0.7%
Successor Agency to Pittsburg Redevelopment Agency, CA, (AGM), 1.923%, 8/1/17	$845	$845,896
Successor Agency to Pittsburg Redevelopment Agency, CA, (AGM), 2.869%, 8/1/20	905	914,638
Successor Agency to Pittsburg Redevelopment Agency, CA, (AGM), 3.684%, 8/1/24	1,030	1,049,302
Successor Agency to San Bernardino County Redevelopment Agency, CA, (AGM), 3.00%, 9/1/21	345	348,215
Successor Agency to San Bernardino County Redevelopment Agency, CA, (AGM), 3.25%, 9/1/22	350	355,030
Successor Agency to San Bernardino County Redevelopment Agency, CA, (AGM), 3.50%, 9/1/23	510	519,389
Successor Agency to San Bernardino County Redevelopment Agency, CA, (AGM), 3.75%, 9/1/25	500	511,505
Successor Agency to San Bernardino County Redevelopment Agency, CA, (AGM), 4.00%, 9/1/26	500	506,950

		$5,050,925

Lease Revenue/Certificates of Participation — 0.2%
West Palm Beach, FL, (Police Pension Funding), 3.421%, 10/1/29	$1,275	$1,257,775

		$1,257,775

Transportation — 0.6%
New York Transportation Development Corp., (LaGuardia Airport Terminal B Redevelopment), 3.573%, 7/1/29	$2,000	$1,944,040
Port of Vancouver, WA, 4.01%, 12/1/46	2,500	2,351,375

		$4,295,415

Total Taxable Municipal Securities — 5.4% (identified cost $39,036,224)		$39,938,838

Corporate Bonds & Notes — 1.7%

Security	Principal Amount (000’s omitted)	Value
Education — 0.1%
Massachusetts Institute of Technology, 2.051%, 7/1/19	$1,000	$1,008,059

		$1,008,059

Health Care — 1.6%
Care New England Health System, 5.50%, 9/1/26	$11,000	$11,739,728

		$11,739,728

Total Corporate Bonds & Notes — 1.7% (identified cost $11,726,665)		$12,747,787

Closed-End Funds — 1.7%

Security	Shares	Value
Nuveen AMT-Free Quality Municipal Income Fund	943,601	$12,776,357

Total Closed-End Funds — 1.7% (identified cost $13,058,575)		$12,776,357

Total Investments — 98.5% (identified cost $724,950,735)		$734,704,339

Other Assets, Less Liabilities — 1.5%		$11,289,694

Net Assets — 100.0%		$745,994,033

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

At April 30, 2017, the concentration of the Fund’s investments in the various states and territories, determined as a percentage of net assets, is as follows:

Illinois	17.2%
New York	12.5%
California	10.2%
Others, representing less than 10% individually	58.6%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at April 30, 2017, 12.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 0.3% to 6.4% of total investments.

(1)	Floating-rate security. The stated interest rate represents the rate in effect at April 30, 2017.

(2)	When-issued security.

(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2017, the aggregate value of these securities is $25,183,115 or 3.4% of the Fund’s net assets.

Abbreviations:

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BAM	-	Build America Mutual Assurance Co.

NPFG	-	National Public Finance Guaranty Corp.

PSF	-	Permanent School Fund

SPA	-	Standby Bond Purchase Agreement

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Depreciation
Interest Rate Futures
U.S. Long Treasury Bond	150	Short	Jun-17	$(22,867,155)	$(22,945,312)	$(78,157)

						$(78,157)

At April 30, 2017, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into U.S. Treasury futures contracts to hedge against changes in interest rates.

At April 30, 2017, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $78,157.

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$724,495,905

Gross unrealized appreciation	$15,444,687
Gross unrealized depreciation	(5,236,253)

Net unrealized appreciation	$10,208,434

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2017, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$669,241,357	$—	$669,241,357
Taxable Municipal Securities	—	39,938,838	—	39,938,838
Corporate Bonds & Notes	—	12,747,787	—	12,747,787
Closed-End Funds	12,776,357	—	—	12,776,357
Total Investments	$12,776,357	$721,927,982	$—	$734,704,339

Liability Description
Futures Contracts	$(78,157)	$—	$—	$(78,157)
Total	$(78,157)	$—	$—	$(78,157)

The Fund held no investments or other financial instruments as of July 31, 2016 whose fair value was determined using Level 3 inputs. At April 30, 2017, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 26, 2017

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 26, 2017